                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      Post-Effective Amendment No. 11               X


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


      Amendment No. 10                               X


                        (Check appropriate box or boxes.)

      The Staar Investment Trust (Exact Name of Registrant as Specified in Charter)

      604 McKnight Park Drive, Pittsburgh, PA              15237
      (Address of Principal Executive Offices)         Zip Code)

      Registrant's Telephone Number(including Area Code) (412) 367-9076

      J.Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237 (Name and Address of Agent for Services)


      Copies to Thomas Sweeney, Esq., Sweeney & Associates, P.C., P.O. Box 82637, 158 West Hutchinson Ave., Pittsburgh, PA 15218


      It is proposed that this filing will become effective (check appropriate box)

      immediately upon filing pursuant to paragraph (b)

      on ______________ pursuant to paragraph (b)

      X  60 days after filing pursuant to paragraph (a)

      on ________________ pursuant to paragraph (a) of Rule 485

      As soon as possible after the effective date of the Registration under the Securities Act of 1933

                           THE STAAR INVESTMENT TRUST


                                   PROSPECTUS
                                   May 1, 2003


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Contents

Information specific to each fund you should know before investing

              Intermediate Bond Fund (IBF)                      1
              Long Term Bond Fund (LTBF)                        4
              Larger Company Stock Fund (LCSF)                  7
              Smaller Company Stock Fund (SCSF)                10
              International Fund (INTF)                        13
              AltCat Fund (ACF)                                16

              Information common to all of the
              funds

              Management                                       19
              Buying Shares                                    19
              Minimum Investment                               20
              Exchanging Shares                                20
              Selling Shares                                   20
              Investor Services                                20
              Policies                                         21
              Where To Learn More About the Funds     Inside back cover

RISK/RETURN SUMMARY

Intermediate Bond Fund (IBF)
A High Grade General Bond Fund

GOAL:  Income with a concern for safety for principal.

PRINCIPAL INVESTMENT STRATEGIES:

      The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. At least 80% of its assets must be invested in debt instruments with a dollar-weighted average maturity of between three (3) years and ten (10) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).

TEMPORARY INVESTMENTS

      The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

      It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                                    2002     7.2%
                                    2001     7.6%
                                    2000     9.1%
                                    1999    -0.1%
                                    1998     7.4%


The Fund's highest and lowest quarterly returns during this time period were:


Highest: 4.37% (quarter ending 9/30/01)
Lowest: -0.50% (quarter ending 3/30/02)



Average Annual Total Returns
For the periods ended December 31, 2002

STAAR INTERMEDIATE BOND FUND (IBF)                            1 YEAR   3 YEARS   5 YEARS   LIFE**
                                                              ------   -------   -------   ------
TOTAL RETURN BEFORE TAXES                                      7.2%      8.0%      6.2%     6.6%
Return After Taxes on Distributions*                           5.9%      3.5%      4.4%     4.8%
Return After taxes on Distributions and Sale of Fund Shares    3.5%      2.2%      3.2%     3.8%
Lehman Bros. Intermediate Govt/Corp Bond Index(1)              9.8%      9.6%      7.5%     7.9%
(Reflects no deductions for taxes, fees or expenses)
Morningstar Interm-Term Bd. Fds. Category Avg.(2)              7.8%      8.4%      6.2%     6.9%
(Reflects no deductions for taxes, fees or sales charges)


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

** Since the Fund's public inception on 5/28/97.

(1) The Lehman Bros. Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The published returns are total returns including reinvestment of dividends. The index is unmanaged and does not have expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Intermediate-Term Bond Category is an average of the total returns of all bond funds tracked and categorized as such by Morningstar.


LINE GRAPH

         The following line graph shows the growth of $10,000 invested at public inception through 12/31/02.


IBF Ending Value: $14,362           MS Interm-Term Bd Fds Avg.: $14,430

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/02.


Annual Operating Expenses (deducted from fund assets)


            Management & Other Services Fees (1,2)                 0.63%
            12b-1 Fees (For distribution and service) (2)          0.25%
            Other Expenses (3,4)                                   0.63%
            Total Annual Operating Expenses                        1.51%

(1) Management fees may include services in addition to investment advisory services, including shareholder, transfer agency, data entry and bookkeeping.

(2) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(3) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. STAAR Financial Advisors paid certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .54% for each of the Funds in 2001.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

                     YEAR 1        YEAR 3     YEAR 5     YEAR 10
                      159           500        876        1,994


INVESTMENT STRATEGIES AND RELATED RISKS

      The Intermediate Bond Fund's objective is to produce income with a concern for safety for principal.

      The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Farm Credit Bank, Student Loan Marketing Association and the Tennessee Valley Authority. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

      The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation or Moody's Investor's Services. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.

      At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

      Bonds will normally have a maturity of between two (2) and ten (10) years when purchased. The average weighted maturity of the bonds held by the fund is intended to be no less than three (3) and no more than seven (7) years.

      The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.

      In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.




      As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                       SELECTED PER-SHARE DATA
                        YEAR END DECEMBER 31
                                                              2002           2001          2000          1999          1998
                                                            --------       --------      --------      --------      --------
Net Asset Value Beg. of Period                                 10.59          10.29      $   9.96      $  10.45      $  10.22
                                                            --------       --------      --------      --------      --------
Net Investment Income                                           0.41            .52          0.55          0.54          0.57
Net realized and unrealized gains on securities                 0.35            .26          0.32         -0.55          0.19
                                                            --------       --------      --------      --------      --------
Total income from investment operations                         0.76            .78          0.87          0.01          0.76
                                                                           --------      --------      --------      --------
Dividends from net Investment Income                           (0.35)          -.46         -0.54         -0.48         -0.51
Distributions From Capital Gains                               (0.01)          -.02          0.00          0.00         -0.02
                                                            --------       --------      --------      --------      --------
Total Distributions                                            (0.36)          -.48         -0.54         -0.48         -0.53
                                                                           --------      --------      --------      --------
Net Asset Value, end of year                                   10.99          10.59      $  10.29      $   9.96      $  10.45
Total Return (%)                                                 7.2%           7.6%          9.1%        -0.1%           7.4%
                                                            ========       ========      ========      ========      ========
     Ratios/Supplemental Data
Net Assets at End of Year (in $1000's)                         $4378          $2868         $1564       $  1575       $  1154
Ratio of Expenses to Average Net Assets (%) **                  1.26%           .72%         0.72%         0.72%         0.72%
Ratio of Net Investment Income to Average Net Assets (%)        3.79%           4.9%         5.49%         5.28%         5.48%
Portfolio Turnover Rate                                        21.60%         33.77%        14.77%        11.85%        22.54%

* Advisory Fees of $.01 per share were waived in 1998.

** Such ratios are after effect of advisory fees waived of .13% in 1998.

RISK/RETURN SUMMARY

Long Term Bond Fund (LTBF)
A High Grade General Bond Fund

GOAL:  Income with a concern for safety of principal.

PRINCIPAL INVESTMENT STRATEGIES

      The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. At least 80% of its assets must be invested in debt instruments with a dollar-weighted average maturity of over ten (10) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).

TEMPORARY INVESTMENTS:

The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

      It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Longer-term bonds generally have higher volatility than shorter-term bonds. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                            2002         8.4%
                            2001         7.5%
                            2000         9.4%
                            1999        -4.8%
                            1998         8.6%


The Fund's highest and lowest quarterly returns during this time period were:

                Highest:    4.86% (quarter ending 09/30/98)
                Lowest:     -2.50% (quarter ending 12/31/99)


Average Annual Total Returns
For the periods ended December 31, 2002

STAAR LONG TERM BOND FUND (LTBF)                                1 YEAR      3 YEAR      5 YEAR     LIFE*
                                                                -------     ------      ------     -----
TOTAL RETURN BEFORE TAXES                                         8.4%        8.5%       5.7%       6.9%
Return After Taxes on Distributions*                              6.7%        6.4%       3.7%       5.0%
Return After taxes on Distributions and Sale of Fund Shares       4.4%        5.1%       2.6%       3.8%
Lehman Bros. Long Term Gov/Corp Index(1) (Reflects no            14.8%       12.7%       8.1%       9.9%
deductions for taxes, fees or expenses)
Morningstar Long Term Bd. Fds. Category Avg.(2)  (Reflects no     8.6%        8.7%       5.9%       6.9%
deductions for taxes, fees or expenses)

*Since the Fund's public inception on 5/28/97.


(1) The Lehman Bros. Long Term Government/Corporate Bond Index is a broad bond-based market index, which includes both the LB Government and the LB Corporate Bond Indexes. Both include bonds having maturities of 10 years or longer. Published returns are total returns including reinvested dividends. The indexes are unmanaged and do not have expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Long-Term Bond Category is an average of the total returns of all bond funds tracked and categorized as such by Morningstar.


LINE GRAPH

      The following line graph shows the growth of $10,000 invested at public inception through 12/31/02.

LTBF Ending Value: $14,738          MS Long-Term Bd Fds Avg.: $14,303

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/02.


Annual Operating Expenses (deducted from fund assets)

                Management & Other Services Fees (1,2)         0.72%
                12b-1 Fees (2)                                 0.25%
                Other Expenses (3,4)                           0.63%
                Total Annual Operating Expenses (4)            1.60%

(1) Management fees may include services in addition to investment advisory services, including shareholder, transfer agency, data entry and bookkeeping.

(2) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(3) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. STAAR Financial Advisors paid certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .54% for each of the Funds in 2001.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

                        YEAR 1  YEAR 3   YEAR 5  YEAR 10
                         167      526     923    2,100


INVESTMENT STRATEGIES AND RELATED RISKS

      The Long Term Bond Fund's main objective is to produce income with a concern for safety for principal.

      The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Farm Credit Bank, Student Loan Marketing Association and the Tennessee Valley Authority. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

      The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation or Moody's Investor's Services. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.

      At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

      Bonds will normally have a maturity of over ten (10) years when purchased. The average weighted maturity of the bonds held by the fund is intended to be no less than ten (10) and no more than twenty (20) years.

      The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. While the Fund is not prohibited from using derivatives, its strategy assumes little or no use of derivatives.

      In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

         The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.


    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities; therefore, the longer the maturity, the greater the change in value when interest rates go up or down.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


SELECTED PER-SHARE DATA YEAR END DECEMBER 31                 2002           2001          2000          1999          1998
                                                           --------       --------      --------      --------      --------
Net Asset Value beg. of period                                10.62          10.43      $  10.09      $  11.16      $  10.81
                                                           --------       --------      --------      --------      --------
Net investment income                                          0.48           0.61          0.62          0.60          0.63
Net realized and unrealized gains on securities                0.40          -0.17          0.31         -1.10          0.30
                                                           --------       --------      --------      --------      --------
Total income from investment operations                        0.88           0.78          0.93         -0.50          0.93
                                                                          --------      --------      --------      --------
Dividends from net investment income                          (0.48)         -0.58         -0.59         -0.56         -0.58
Distributions From capital gains                               0.00          -0.01          0.00         -0.05          0.00
                                                           --------       --------      --------      --------      --------
Total Distributions                                           (0.48)         -0.59         -0.59         -0.61         -0.58
                                                                          --------      --------      --------      --------
Net Asset Value, end of period                                11.02          10.62      $  10.43      $  10.09      $  11.16
Total Return (%)                                                8.3%           7.5%          9.4%        -4.5%           8.6%
                                                           ========       ========      ========      ========      ========
Ratios/Supplemental Data
Net Assets at end of period (in $1000's)                     $ 1630         $ 1227      $    889      $    807      $    598
Ratio of Expenses to Average Net Assets (%) **                 1.34%          0.81%         0.81%         0.81%         0.69%
Ratio of Net Investment Income to Average Net Assets (%)       4.50%          5.73%         6.10%         5.28%         5.70%
Portfolio Turnover Rate                                       19.70%         25.23%         7.74%         4.10%         6.40%

* Advisory Fees of $.01 per share were waived in 1998.

** Such ratios are after effect of advisory fees waived of .12% in 1998.

RISK/RETURN SUMMARY

Larger Company Stock Fund (LCSF)

A fund of funds in which the underlying investments are primarily common stocks of large companies and larger mid-cap companies.

GOAL:  Growth with Some Income

PRINCIPAL INVESTMENT STRATEGIES:

      The Fund invests primarily in other mutual funds that invest in stocks of large and larger mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over $3 billion.

      In terms of market composition, the majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

      A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      Most mutual funds and stocks owned are expected to produce some dividend income.

TEMPORARY INVESTMENTS

      The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

      It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                            2002     -18.1%
                            2001      -9.9%
                            2000      -2.7%
                            1999      16.1%
                            1998      13.1%


The Fund's highest and lowest quarterly returns during this time period were:


                 Highest:        17.8% (quarter ending 12/31/98)
                 Lowest:         -14.98% (quarter ending 9/30/02)

Average Annual Total Returns
For the periods ended December 31, 2002

STAAR LARGER COMPANY STOCK FUND (LCSF)        1 YEAR   3 YEARS   5 YEAR   LIFE*
                                              ------   -------   ------   -----
TOTAL RETURN BEFORE TAXES                     -18.1%   -10.4%     -1.2%    1.1%
Return After Taxes on Distributions*          -18.1%   -10.8%     -2.0     0.1%
Return After taxes on Distributions and       -14.7%    -9.4%     -1.9%    0.0%
Sale of Fund Shares
S&P 500 Index(1) (Reflects no deductions      -22.0%   -14.6%     -0.6%    2.1%
for taxes, fees or expenses)
Dow Jones Industrials Average(2)  (Reflects   -15.0%    -8.6%      2.8%    4.0%
no deductions for taxes, fees or expenses)
Morningstar Large Blend Fds Category Avg(3)
(Reflects no deductions for taxes, fees or
expenses)                                     -22.1%   -13.5%      1.5%    1.3%

*Since the Fund's public inception on 5/28/97.

(1) The S&P 500 is a broad market index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Dow Jones Industrial Average is an average of the prices of 30 stocks representing different sectors, which is computed by summing the prices and then dividing the total by an adjusted value to account for the effects of stock splits. The index is unmanaged and has no expenses.

(3) The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar.


LINE GRAPH

      The following line graph shows the growth of $10,000 invested at public inception through 12/31/02.

LCSF Ending Value: $10,681          S&P 500 Stock Index: $11,230

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/02.

Annual Operating Expenses (deducted from fund assets)

Management & Other Services Fees (1,2)                          0.90%
12b-1 Fees (Maximum for distribution and service) (2)           0.25%
Other Expenses (maximum) (3,4)                                  0.74%
Total Annual Operating Expenses (Maximum) (4)                   1.89%

(1) Management fees may include services in addition to investment advisory services, including shareholder, transfer agency, data entry and bookkeeping.

(2) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(3) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. STAAR Financial Advisors paid certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .54% for each of the Funds in 2001.

      (5) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the LCSF in 2002 was .92%.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

                        YEAR 1  YEAR 3  YEAR 5  YEAR 10
                         198     626    1,097    2,496

INVESTMENT STRATEGIES AND RELATED RISKS


      The Larger Company Stock Fund's objective is to produce long term growth of capital with some income by investing primarily in common stocks of U.S. based large and mid-sized companies, including other mutual funds that invest primarily in such stocks. Larger companies are defined as those having a market capitalization (size) of $3 billion or more.

      The majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings.

      The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad stock market as opposed to any one index. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value.

      In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

      The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

      In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives, though such instruments will normally represent a very small portion of the Fund's portfolio, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

      The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

      As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an 'up" market.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


              SELECTED PER-SHARE DATA
               YEAR END DECEMBER 31
                                                               2002          2001          2000          1999          1998
                                                             --------      --------      --------      --------      --------
Net asset value beg. of period                                  11.58         12.85      $  13.98      $  12.99      $  12.16
                                                             --------      --------      --------      --------      --------
Net investment income                                           -0.09         -0.01         -0.02         -0.02          0.03
Net realized and unrealized gains on securities                 -2.00         -1.26         -0.32          2.12          1.56
                                                                           --------      --------      --------      --------
Total income from investment operations                         -2.09         -1.27         -0.34          2.10          1.59
                                                                           --------      --------      --------      --------
Dividends from net investment income                             0.00          0.00          0.00          0.00         -0.04
Distributions From capital gains                                 0.00          0.00         -0.79          1.11         -0.72
                                                             --------      --------      --------      --------      --------
Total Distributions                                              0.00          0.00         -0.79          1.11         -0.76
                                                             --------      --------      --------      --------      --------
Net asset value, end of period                               $   9.49      $  11.58      $  12.85      $  13.98      $  12.99
Total Return (%)                                                -18.0%         -9.9%         -2.7%         16.1%         13.1%
                                                             ========      ========      ========      ========      ========
     Ratios/Supplemental Data

Net assets at end of period (in $1000's)                       $ 2734        $ 2843      $   2679       $  2430       $  1852
Ratio of expenses to average net assets (%)                      1.89%         0.99%         0.99%         0.99%         1.00%
Ratio of net investment income to average net assets (%)        -0.88%        -0.11%        -0.14%        -0.13%         0.23%
Portfolio turnover rate                                         24.08%        16.09%        19.69%         6.52%        30.21%

RISK/RETURN SUMMARY

Smaller Company Stock Fund (SCSF)

      A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies.

GOAL:  Long Term Growth

PRINCIPAL INVESTMENT STRATEGIES:

      The Fund invests primarily in other mutual funds in that invest in stocks of small-cap, micro-cap and smaller mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of under $3 billion.

            In terms of market composition, the majority of holdings are intended to represent primarily United States based small companies with market capitalization (size) of under $1 billion. Some holdings will include smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. The Fund may also hold Micro-cap stocks having market capitalization of under $100 million. While some mutual funds owned by the SCSF may own some larger companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

            A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

TEMPORARY INVESTMENTS

      The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

         It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                               2002       -17.4%
                               2001         0.9%
                               2000         1.1%
                               1999        30.4%
                               1998         2.9%


The Fund's highest and lowest quarterly returns during this time period were:

              Highest:    26.53% (quarter ending 12/31/99)
              Lowest:     -19.34% (quarter ending 9/30/98)


Average Annual Total Returns
For the periods ended December 31, 2002

STAAR SMALLER COMPANY STOCK FUND (SCSF)                  1 YEAR    3 YEARS    5 YEARS    LIFE*
                                                         ------    -------    -------    -----
TOTAL RETURN BEFORE TAXES                                -17.4%     -5.6%       2.5%     4.7%
Return After Taxes on Distributions*                     -17.4%     -6.4%       1.5%     4.6%
Return After taxes on Distributions and Sale of          -16.3%     -7.2%      -0.3%     1.6%
Fund Shares
Russell 2000 Index(1)  (Reflects no deductions for       -20.5%     -7.5%      -1.4%     1.6%
taxes, fees or expenses)
Morningstar Small Co. Fds. Objective Avg.(2)
(Reflects no deductions for taxes, fees or expenses)     -20.7%     -7.2%       0.4%     4.6%

*Since the Fund's public inception on 5/28/97.

(1) The Russell 200 Index is a broad index which consists of the 2000 smallest companies in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Small Company Funds Objective Average is an average of the total returns of all funds tracked by Morningstar having that objective.


LINE GRAPH

      The following line graph shows the growth of $10,000 invested at public inception through 12/31/02.

SCSF Ending Value: $12,901          Russell 2000 Index: $10,812

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/02.

Annual Operating Expenses (deducted from fund assets)

             Management & Other Services Fees (1,2)             0.90%
             12b-1 Fees (For distribution and service) (2)      0.25%
             Other Expenses (3,4)                               0.75%
             Total Annual Operating Expenses (4, 5)             1.90%

(1) Management fees may include services in addition to investment advisory services, including shareholder, transfer agency, data entry and bookkeeping.

(2) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(3) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. STAAR Financial Advisors paid certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .54% for each of the Funds in 2001.

      (5) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the SCSF in 2002 was 1.08%.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

                        YEAR 1  YEAR 3  YEAR 5  YEAR 10
                         198     626    1,097    2,496


INVESTMENT STRATEGIES AND RELATED RISKS

      The Smaller Company Stock Fund's objective is to produce long term growth of capital by investing primarily in common stocks of U.S. based small and mid-sized companies, including other mutual funds that invest primarily in such stocks. Smaller companies are defined as those having a market capitalization
(size) of less than $3 billion. "MicroCap" stocks with market capitalization of under $100 million may also be owned.

      The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a broadly diversified mix of investment styles and portfolios. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Under normal conditions the Fund will invest at least 65% of its assets in these types of investments.

      In terms of investment styles, the fund will generally employ a mix of growth and value management, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

      The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

      In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

      The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives, though such instruments will normally represent a very small portion of the Fund's portfolio, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

      The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

      As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


             SELECTED PER-SHARE DATA
              YEAR END DECEMBER 31
                                                               2002         2001         2000          1999          1998
                                                             --------     --------     --------      --------      --------
Net asset value beg. of period                                  12.47        12.54     $  13.86      $  11.45      $  11.45
                                                             --------     --------     --------      --------      --------
Net investment income                                           -0.21        -0.10        -0.09         -0.09         -0.05
Net realized and unrealized gains on securities                 -1.97         0.21         0.28          3.61          0.38
                                                             --------     --------     --------      --------      --------
Total income from investment operations                         -2.18         0.11         0.19          3.52          0.33
                                                                          --------     --------      --------      --------
Dividends from net investment income                             0.00         0.00         0.00          0.00          0.00
Distributions from capital gains                                 0.00        -0.18        -1.51         -1.11         -0.33
                                                             --------     --------     --------      --------      --------
Total Distributions                                              0.00        -0.18        -1.51         -1.11         -0.33
                                                                          --------     --------      --------      --------
Net asset value, end of period                                  10.29        12.47     $  12.54      $  13.86      $  11.45
Total return (%)                                               -17.45%         0.9%         1.1%         30.8%          2.9%
                                                             ========     ========     ========      ========      ========
     Ratios/Supplemental Data
Net assets at end of period (in $1000's)                         2607         3048     $   2669       $  2279       $  1612
Ratio of expenses to average net assets (%)                      1.89%        0.99%        0.99%         0.99%         0.99%
Ratio of net investment income to average net assets (%)        -1.80%       -0.81%       -0.59%        -0.73%        -0.47%
Portfolio turnover rate                                         32.79%        4.31%        4.05%        33.53%         6.45%

RISK/RETURN SUMMARY

INTERNATIONAL FUND (INTF)

      A fund of funds investing primarily in stocks of companies in countries outside the United States, including emerging markets.

GOAL: Long term growth primarily through investments in international stocks.

PRINCIPAL INVESTMENT STRATEGIES:

      The Fund invests primarily in other mutual funds in that invest in stocks of foreign countries, including emerging markets.

      A strategic goal is to maintain a broad mix of countries and industries. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower exposure to geographical regions and/or industry sectors. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks.

      In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      Fund assets will be invested in foreign stocks or other mutual funds that hold predominantly foreign stock. Occasionally, a global fund having some U.S. investments may be included. The majority of the Fund's investments will be in the stocks of developed nations outside the United States.

      Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.

TEMPORARY INVESTMENTS

The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in international stocks as described above.

MAIN RISKS:

      It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general international stock market declines or if the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy specific securities, sectors or regions. Individual stocks or sectors can go down in value even when the general market is up. International markets present additional risks, including political and currency exchange risks. These risks can be greater in emerging markets. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                            2002       -14.4%
                            2001       -17.2%
                            2000       -16.8%
                            1999        38.7%
                            1998         3.3%

The Fund's highest and lowest quarterly returns during this time period were:

                Highest:    21.33% (quarter ending 12/31/99)
                Lowest:     -17.97% (quarter ending 9/30/02)

Average Annual Total Returns For the periods ended December 31, 2002

STAAR International Fund (INTF)                            1 YEAR   3 YEARS   5 YEARS   LIFE*
Total Return Before taxes                                  -14.4%    -16.1%    -3.3%    -4.0%
Return After Taxes on Distributions*                       -17.3%    -16.7%    -4.0%    -4.8%
Return After taxes on Distributions and Sale of Fund        -5.7%    -11.4%    -0.6%    -1.4%
Shares (Reflects tax savings on realized losses)
MSCI EAFE Index1 (Reflects no deductions for taxes, fees   -15.9%    -17.2%    -2.9%    -3.5%
or expenses)
Morningstar Foreign Stock Fds. Category Avg.2              -16.3%    -17.5%    -2.1%     2.4%
(Reflects no deductions for taxes, fees or expenses)

1 The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

2 The Morningstar Foreign Stock Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.

3 The Morningstar Diversified Emerging Markets Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.

*Since the Fund's public inception on 5/28/97.


LINE GRAPH

         The following line graph shows the growth of $10,000 invested at public inception through 12/31/02.

INTF Ending Value: $8,003           EAFE International Index: $8,328

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/02.

Annual Operating Expenses (deducted from fund assets)

               Management & Other Services Fees (1,2)             0.90%
               12b-1 Fees (For distribution and service) (2)      0.25%
               Other Expenses (3,4)                               0.76%
               Total Annual Operating Expenses (4, 5, 6)          1.91%

      (1) Management fees may include services in addition to investment advisory services, including shareholder, transfer agency, data entry and bookkeeping.

      (2) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

      (3) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. STAAR Financial Advisors paid certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .54% for each of the Funds in 2001.

      (5) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the INTF in 2002 was 1.27%.

      (6) Foreign taxes paid are not shown here.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

                   YEAR 1      YEAR 3     YEAR 5      YEAR 10
                    198         626       1,097        2,496


INVESTMENT STRATEGIES AND RELATED RISKS

      The International Fund's objective is to produce long term growth of capital by investing primarily in equity securities in markets outside the United States, including emerging markets.

      The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad international market, including small and developing countries. From time to time open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Large, mid-sized and small companies may be owned.

      In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

      The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style, region or industry sector as well as the risks inherent in having too few holdings.

      The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives or utilize certain risk management techniques, such as currency hedging. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

      In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

      The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

      As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


        SELECTED PER-SHARE DATA
         YEAR END DECEMBER 31
                                                      2002         2001         2000          1999          1998
                                                    --------     --------     --------      --------      --------
Net asset value beg. of period                          8.64     $  10.48     $  14.08      $  10.60      $  10.50
                                                    --------     --------     --------      --------      --------
Net investment income                                  -0.09         0.03         0.02          0.05          0.07
Net realized and unrealized gains on securities        -1.15       -1.184        -2.36          4.06          0.31
Total income from investment operations                -1.24        -1.81        -2.34          4.11          0.38
                                                                 --------     --------      --------      --------
Dividends from net investment income                    0.00        -0.03        -0.02         -0.05         -0.08
Distributions from capital gains                        0.00        -0.00        -1.24         -0.58         -0.20
                                                    --------     --------     --------      --------      --------
Total distributions                                     0.00        -0.03        -1.26          0.63         -0.28
                                                                 --------     --------      --------      --------
Net Asset Value, end of Period                          7.40     $   8.64     $  10.48      $  14.08      $  10.60
Total return (%)                                      -14.3%       -17.2%       -16.8%          38.7%          3.3%
                                                    ========     ========     ========      ========      ========
     Ratios/Supplemental Data
Net assets at end of period (in $1000's)                1673        $1924     $   2108       $  2179       $  1608
Ratio of expenses to average net assets (%)**           1.90%        0.99%        0.99%         0.99%         0.99%
Ratio of net investment income to average net         -1.07%         0.31%        0.15%         0.39%         0.65%
Portfolio turnover rate                                24.08%       15.74%       10.81%        13.12%         2.30%


** Does not include foreign tax paid of .18% in 1998.

RISK/RETURN SUMMARY

AltCat (Alternative Categories) Fund (ACF)

      A flexibly-managed, multi-asset global fund of funds investing primarily in assets which offer opportunities for growth of capital.

GOAL:  Long term growth through broadly diversified global investments.

PRINCIPAL INVESTMENT STRATEGIES:

      The Fund's main strategy is to identify investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of investment security allowable under securities laws. Under normal conditions, at least 80% of the Fund's assets will be invested in other mutual funds or securities that may or may not fit the general asset allocation categories of the other Funds in the Trust (IBF, LTBF, LCSF, SCSF and INTF).

TEMPORARY INVESTMENTS

      The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest as described above.

MAIN RISKS:

      It is possible to lose money by investing in this Fund. Share values of the Fund can decrease in value if the U.S. stock markets or the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions, changes in currency values or simply because more investors have decided to sell than buy certain securities or categories of securities. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations. In addition, some countries are not as compliant as the U.S. regarding the Y2K computer problem, which could add some risk to this Fund.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                           2002       -15.8%
                           2001       -10.2%
                           2000         5.5%
                           1999        30.8%
                           1998        -5.8%

The Fund's highest and lowest quarterly returns during this time period were:

               Highest:    14.94% (quarter ending 12/31/99)
               Lowest:     -14.98% (quarter ending 9/30/02)

Average Annual Total Returns For the periods ended December 31, 2002

STAAR ALTCAT FUND (ACF)                                         1 YEAR     3 YEARS    5 YEARS    LIFE*
                                                                ------     -------    -------    -----
TOTAL RETURN BEFORE TAXES                                       -15.8%      -7.3%      -0.4%     -0.4%
Return After Taxes on Distributions*                            -15.8%      -7.7%      -0.9%     -0.9%
Return After taxes on Distributions and Sale of Fund Shares     -12.8%       7.3%      -0.8%     -0.8%
Morningstar Multi-Asset Global Objective Avg. 1
(Reflects no deductions for taxes, fees or expenses)             -6.2%      -4.0%       1.8%      2.7%
S&P 500 Index 1 (Reflects no deductions for taxes,              -22.0%     -14.6%      -0.6%      2.1%
fees or expenses)


*Since the Fund's public inception on 5/28/97.

1 The Morningstar Multi-Asset Global Funds Objective Average is an average of the total returns of all funds tracked by Morningstar having that objective. For purposes of this prospectus, this is the primary comparison index.


LINE GRAPH

         The following line graph shows the growth of $10,000 invested at public inception through 12/31/02.

ACF Ending Value: $9,792            MS Multi-Asset Global Fds Avg.: $11,473

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/02.


Annual Operating Expenses (deducted from fund assets)

             Management & Other Services Fees (1,2)               0.90%
             12b-1 Fees (For distribution and service) (2)        0.25%
             Other Expenses (3,4)                                 0.73%
             Total Annual Operating Expenses (4, 5, 6)            1.88%

(1) Management fees may include services in addition to investment advisory services, including shareholder, transfer agency, data entry and bookkeeping.

(2) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(3) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. STAAR Financial Advisors paid certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .54% for each of the Funds in 2001.

(5) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the ACF in 2002 was 1.05%.

(6) Foreign taxes paid are not shown here.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

                   Year 1       Year 3       Year 5       Year 10
                    198          626         1,097         2,496


INVESTMENT STRATEGIES AND RELATED RISKS

      The AltCat Fund's objective is to produce long term growth of capital through broadly diversified global investment in securities that have the potential to participate in long-term or short-term trends. The projected increase in demand for energy by developing nations is an example of a long-term trend.

      The Fund may invest in any kind of domestic or foreign security allowable under securities laws.

      Mutual funds are owned by the ACF. They are chosen to provide a variety of investment styles and portfolios. Open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Large, mid-sized and small companies may be owned. The Fund may also purchase bonds, real estate investment trusts (REITs), mortgage securities preferred stocks, convertible securities and precious metals. Investments are chosen to provide a mix of investment styles and portfolios that represent a broad global investment market as opposed to any one market or index.

      In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

      The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

      The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. Direct investments in derivatives are allowed, but normally would represent little or none of the direct assets held by the Fund, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging.

      In deciding to buy, hold or sell a particular security or mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. A fund and its manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund fails to perform up to expectations, it may be sold. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

      The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

      As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency. To the extent that an investment is concentrated in a particular country or region, risk can be amplified.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Debt Instruments -- To the extent that the Fund invests in any debt instruments, such investments would entail the risks associated with those instruments, including changes in interest rates, default risk and credit rating changes.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


SELECTED PER-SHARE DATA YEAR END DECEMBER 31                        2002          2001        2000          1999          1998
                                                                --------      --------    --------      --------      --------
   Net asset value beg. of period                                  10.89         12.29    $  12.35      $   9.67      $  10.53
                                                                --------      --------    --------      --------      --------
   Net investment income                                           -0.10         -0.01        0.01          0.06          0.13
   Net realized and unrealized gains on securities                 -1.62         -1.22        0.69          2.93         -0.73
                                                                --------      --------    --------      --------      --------
   Total income from investment operations                         -1.72         -1.23        0.70          2.99         -0.60
                                                                --------      --------    --------      --------      --------
   Dividends from net investment income                             0.00          0.00       -0.01         -0.06         -0.13
   Distributions from capital gains                                 0.00         -0.17       -0.75         -0.25         -0.13
                                                                --------      --------    --------      --------      --------
   Total distributions                                              0.00         -0.17       -0.76         -0.31         -0.26
                                                                --------      --------    --------      --------      --------
   Net Asset Value, end of Period                                   9.17         10.89    $  12.29      $  12.35      $   9.67
   Total return (%)                                                -15.8%        -10.0%        5.5%         30.8%        -5.8%
                                                                ========      ========    ========      ========      ========
        Ratios/Supplemental Data

   Net assets at end of period (in $1000's)                       $ 1079        $ 1093    $    958           570      $    374
   Ratio of expenses to average net assets (%) **                   1.88%         0.99%       0.99%         0.99%         0.99%
   Ratio of net investment income to average net assets (%)        -0.97%        -0.08%       0.04%         0.52%         1.24%
   Portfolio turnover rate                                         18.61%         0.00%       5.11%         4.15%         0.02%

** Does not include foreign tax paid of .05% in 1998.

INFORMATION COMMON TO ALL OF THE FUNDS

MANAGEMENT


      STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since 1993, providing financial planning and investment advisory services to individual and corporate clients. He has also been a registered securities representative since 1983. His broker-dealer affiliation since 7/1/98 has been with Olde Economie Financial Consultants. Additional information is provided in the Statement of Additional Information
(SAI), which may be obtained from Shareholder Services.

      As provided in the Advisory Agreement, SFA also provides other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, data entry and bookkeeping.

      The Funds paid the following fees to the Advisor in 2002 as a percentage of average net assets:

                     IBF        LTBF       LCSF        SCSF     INTF       ACF
2002 Fees            .63%       .72%       .90%        .90%     .90%       .90%


            Management's discussion of Fund Performance may be found in the Annual and SemiAnnual Reports to Shareholders. These may be obtained from Shareholder Services.

Fund History

      The six Trust Funds were instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May, 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.

Fund of Funds

      The Fund of Funds approach provides broader diversification of holdings as well as managers. However, owning other mutual funds within some of its Funds generally results in greater expenses for those Funds than if they held individual securities only. (See footnote 4 under Fees and Expenses in the RISK/RETURN SUMMARY of the LCSF, SCSF, INTF and ACT.) Normally, this does not apply to the bond funds (IBF and LTBF); while they are not prohibited from doing so, they generally do not hold other mutual funds.

SHAREHOLDER INFORMATION

HOW FUND SHARES ARE PRICED

      The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

      The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

      The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

BUYING SHARES

By Mail

      You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

      Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

      Your representative can help you with forms and the processing of your check.

By Wire

      Call Shareholder Services for availability and instructions.

By Payroll Deduction

      You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT

Regular Accounts: $5,000 to the entire Trust, which may be split among the Funds subject to a $1,000 minimum per Fund. The $5,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

      You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

      Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

      You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

      Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

      You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

      You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

      - You are selling more than $40,000 worth of shares.

      - You want to have proceeds paid to someone who is not a registered owner.

      - You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

      - You have changed the address on your account by phone within the last 15 days.

      You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.


      Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. The trust reserves the right to impose earlier order deadlines and restrict the size of trading amounts for certain institutional, broker/dealer trading "platforms" and "market timers" where such activities, in the judgment of the Manager(s), might adversely affect the orderly operations of the Funds or otherwise adversely affect share values of the majority of shareholders.

      Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.


      If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

      INVESTOR SERVICES

DISTRIBUTION OPTIONS

      You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

      -- Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

      -- Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

      --    Dividends and capital gain distributions in cash.

Automatic Exchanges

      You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

      You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES

      For federal income tax purposes, distributions of investment income (including dividends and short-term gains) are taxable as ordinary income. Long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

      An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Statements and Reports

      You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

                                    POLICIES:

Fees for Special Services

      The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

DISTRIBUTION ARRANGEMENTS

      The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

      Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

      The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

      At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

      Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

      The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders that adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

BROKERAGE ALLOCATION


      The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2002 100% of such commissions were received by Olde Economie Financial Consultants, Ltd. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. Such an arrangement existed during the past fiscal year with Andre Weisbrod.

PAGE 22 (Outside Back Cover)

Where to Learn More

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: STAAR Financial Advisors, Inc. 800/332-7738 PIN 3371

E-mail Address: staar@iname.com

Web Site: www.staarinvest.com

Statement of Additional Information (SAI)

      You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

      Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

      The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services. Call 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

      The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

Item 10 - COVER PAGE AND TABLE OF CONTENTS

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                           THE STAAR INVESTMENT TRUST

    Intermediate Bond Fund (IBF)
    Long-Term Bond Fund (LTBF)
    Larger Company Stock Fund (LCSF)
    Smaller Company Stock Fund (SCSF International Fund (INTF)
    AltCat Fund (ACF)

                             604 McKnight Park Drive
                              Pittsburgh, PA 15237
                                 (412) 367-9076


      This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the "Trust") dated May 1, 2003, as supplemented from time to time.

      This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust's Prospectus can be obtained by writing to the Trust at the above address or by telephoning the Trust at 1-800-33ASSET, P.I.N. 3370.

      The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.

                                Date: May 1, 2003

THE STAAR INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                                     Page

                                            PART B:

       General Information And History                                 1

       Description of the Funds and Their Investments and Risks        1

       Management of the Funds                                         3

       Control Persons and Principal Holders of Securities             4

       Investment Advisory and Other Services                          4

       Brokerage Allocation and Other Practices                        4

       Purchase, Redemption and Pricing of Securities Being Offered    5

       Tax Status                                                      5

       Calculation of Performance Data                                 6

       Other Information                                               7

       Financial Statements                                            8

                                            PART C

       Other Information                                              22

Item 12 - HISTORY

     The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Item 12 - DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

     As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

     The Funds are:
                              Intermediate Bond Fund (IBF)
                              Long-Term Bond Fund (LTBF)
                              Larger Company Stock Fund (LCSF)
                              Smaller Company Stock Fund (SCSF
                              International Fund (INTF)
                              AltCat Fund (ACF)

          Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

          (1) No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

          (2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

          (3) The Trust will not purchase securities with borrowed money (or margin). The Trustees will attempt to avoid purchasing shares of any other mutual funds which utilize margin purchases other than in amounts less than five (5%) percent of its portfolio. In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

          (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

          (5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

          (6) The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

          The purchase of real estate mortgage loans is permitted in the Bond Funds (IBF and LTBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA ("Ginnie Mae") loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

          (7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

          (8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

          (9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

          The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any managers activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be "covered", meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk, which The Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund's risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.

          (10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.

          (11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.

          The Trust has certain non-fundamental policies which may be changed by the Trustees. Among these are the following:

          1) No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or

          2) purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.

          3) The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.

Item 13 - MANAGEMENT OF THE FUNDS

     Trustees

     The board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.


         NAME                     POSITION HELD          PRINCIPAL OCCUPATION(S)
       & ADDRESS                 WITH REGISTRANT           DURING PAST 5 YEARS
       ---------                 ---------------           -------------------
   J. Andre Weisbrod*            Trustee, Chairman      President, STAAR
   2508 Riva Ridge Ct.                                  Financial Advisors, Inc.
   Wexford, PA 15090                                    (Investment Advisor to
   Age 53                                               the Trust)

   Jeffrey A. Dewhirst           Trustee, Secretary     Investment Banker
   509 Glen Mitchel Rd.                                 Principal, Dewhirst
   Sewickley, PA 15143                                  Capital Corporation
   Age 53

   Thomas J. Smith               Trustee                President & CEO,
   736 Beaver St.                                       Capmasters, Inc.
   Sewickley, PA 15143                                  (A marketing firm)
   Age 64                                               Pittsburgh, PA

   John H. Weisbrod*(1)          Trustee                Retired President of
   193 Norman Dr.                                       Sea Breeze Laboratories
   Cranberry, PA 16066
   Age 86

   Richard Levkoy                Trustee                Accountant
   1122 Church St.
   Ambridge, PA 15003
   Age 50


* These people are interested persons.

(1) John H. Weisbrod is the father of J. Andre Weisbrod

Compensation

     Each Trustee was compensated at the rate of $225 per quarter in 2002.


Indemnification

          The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.


     As a group, the board and officers of the Trust owned Fund Shares as follows:


                     Fund               % Owned
                     ----               -------
                     IBF                0.63%
                     LTBF               1.50%
                     LCSF               2.04%
                     SCSF               2.19%
                     INTF               2.22%
                     ACF                2.80%

Item 14 - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES There are no Control Persons or Principal Holders to report.

Item 15 - INVESTMENT ADVISORY AND OTHER SERVICES


          The Advisor to the Trust is STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237. The President and principal owner of SFA is J. Andre Weisbrod. He is also on the Board of Trustees of the STAAR Investment Trust. Rick Katterson and John Toth, who are owners of an affiliated broker-dealer , Olde Economie Financial Consultants, Ltd., also own 5% or more of the Advisor.

          John H. Weisbrod, member of the Board of Trustees, is a 5% stockholder of the Advisor and father of J. Andre Weisbrod.

          Fees to be paid to the Advisor by terms of the Advisory Agreement (including "management-related service contract" provisions) are as follows: The Trust will pay the Advisor a fee based on the average daily assets in each Fund monthly as follows:

                      Monthly Rate*       Annualized*        2000 Amount Paid          2001 Amount Paid          2002 Amount Paid
                      -------------       -----------        ----------------          ----------------          ----------------
     IBF                .0525%               .63%                 9,177                      12,379                    24,021
     LTBF               .0600%               .72%                 6,102                       7,012                    10,531
     LCSF               .0750%               .90%                 23,931                     24,501                    26,186
     SCSF               .0750%               .90%                 24,174                     25,359                    26,582
     INTF               .0750%               .90%                 20,210                     18,014                    17,172
     ACF                .0750%               .90%                 7,739                       9,022                    10,219


          *These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.

     Under the Advisory Agreement and fees listed above, SFA also provides, directly or indirectly, and pays for other services. These include transfer agency, shareholder services, custody services, fund accounting, compliance, printing, advertising and general overhead.


     Item 15 E: Other Investment Advice. Beginning in 2002, the Advisor engaged Rick Katterson, CEO of Olde Economie Financial Consultants, Ltd., to regularly provide information and recommendations pertinent to the Trust's investment strategies. Mr. Katterson provides technical analysis, macroeconomic insights and consultation regarding specific investment vehicles. He does not have trading authority. The Advisor has compensated Mr. Katterson with stock options in the Advisor company.


TRANSFER AND DIVIDEND-PAYING AGENT

     STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237.

CUSTODIAN

     Firstar Bank, 425 Walnut St., M/L 6118, P.O. Box 1118, Cincinnati, OH 45201-1118

INDEPENDENT PUBLIC ACCOUNTANT

     Carson & Co., 201 Village Commons, Sewickley, PA 15143

Item 16 - BROKERAGE ALLOCATION AND OTHER PRACTICES

          Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

          It is anticipated that the Trust will use Mr. J. Andre Weisbrod, President of the Advisor, as a broker for a portion of the Trust's transactions. It is anticipated that, over time, the fees paid by the Trust to the Advisor may be less due to Mr. Weisbrod's ability to receive income from a portion of the Trust's transactions, including 12b-1 fees paid by some mutual funds owned by Trust Funds. Mr. Weisbrod is currently affiliated as a registered representative with Olde Economie Financial Consultants, Ltd. 511 State St., Baden, PA 15005. Prior to 7/1/98 he was affiliated with Hornor Townsend & Kent, 600 Dresher Rd., STE C2C, Horsham, PA 19044.

          The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.

Brokerage Commissions Paid

                                                                                                                           % of Comm
     Fund               Broker-Dealer                        1998         1999          2000        2001        2002        Pd 2002
     -------------------------------------------------------------------------------------------------------------------------------
     IBF      Hornor Townsend & Kent                       $    315      $     0     $      0      $     0       $   0         0%
              Olde Economie Financial Consultants, Ltd          450          760          300        2,362       1,898       100%
     -------------------------------------------------------------------------------------------------------------------------------
     LTBF     Hornor Townsend & Kent                            600            0            0            0           0         0%
              Olde Economie Financial Consultants, Ltd          500          600          200          850         610       100%
     -------------------------------------------------------------------------------------------------------------------------------
     LCSF     Hornor Townsend & Kent                          2,550            0            0            0           0         0%
              Olde Economie Financial Consultants, Ltd        3,631        6,901        9,615        4,189       7,694       100%
     -------------------------------------------------------------------------------------------------------------------------------
     SCSF     Hornor Townsend & Kent                          1,810            0            0            0           0         0%
              Olde Economie Financial Consultants, Ltd        2,528        5,638        5,117        4,531       2,666       100%
     -------------------------------------------------------------------------------------------------------------------------------
     INTF     Hornor Townsend & Kent                          3,119            0            0            0           0         0%
              Olde Economie Financial Consultants, Ltd        1,909        3,392        7,206        3,304       2,450       100%
     -------------------------------------------------------------------------------------------------------------------------------
     ACF      Hornor Townsend & Kent                            464            0            0            0           0         0%
              Olde Economie Financial Consultants, Ltd          314        2,835          934        2,242       1,600       100%
     -------------------------------------------------------------------------------------------------------------------------------

NOTE: Commissions and payments to broker-dealers are estimated. Certain bonds were purchased where amounts are not available on confirmation statements or they are built into the initial offerings and commissions on these were estimated. 12b-1 "trailer" fees to broker-dealers are estimates only because they are reported by funds in groups not broken down by client. In nearly all cases, 12b-1 fees paid by underlying mutual funds owned by the Trust did not result in an increase in cost to the STAAR Funds' shareholders. Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.

     12b-1 Plan

     Effective September 3, 1998 the Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

     Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under "Trust Expenses". Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.

Item 17 - CAPITAL STOCK AND OTHER SECURITIES

     There is only one class of shares issued by the trust. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding.

Item 18 - PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

            Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 19 - TAX STATUS

            The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 20 - UNDERWRITERS

     There are no underwriters of the Funds.

Item 21 - CALCULATION OF PERFORMANCE DATA

            Each Fund's performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:

                                 P(1 + T)n = ERV
                         where:

                                P = a hypothetical initial payment of $10,000

                                T = average annual total return

                                n = number of years

                                ERV = ending redeemable
                         value of a hypothetical $10,000
                         payment made at the beginning
                         at the 1, 5 or 10 year periods
                         at the end of the 1, 5 or 10
                         year periods (or fractional
                         portions thereof) Other time
                         periods may be used from time
                         to time.

            Dividends and capital gains are assumed to be reinvested.


          Total Return Performance Since May 28, 1998 Public Inception

                                           IBF             LTBF           LCSF             SCSF            INTF             ACF
                                       -----------     -----------     -----------      -----------     -----------     -----------
     Payment                           $    10,000     $    10,000     $    10,000      $    10,000     $    10,000     $    10,000
     Av. Annualized Tot Ret                 6.6%            7.2%            1.1%             4.6%             -4.0%           -0.4%
     Years: 5/28/97 to 12/31/02             5.59            5.59            5.59             5.59             5.59            5.59
      Ending Value                     $    14,357     $    14,724     $    10,683      $    12,905     $     8,003     $     9,814


     Where Yield is calculated, the following formula is used:

                                        YIELD = 2*[(((a-b)/cd) + 1)6 - 1]

                         where:

                         a = dividends and interest earned during the period. b = expenses accrued for the period (net of reimbursements).
                         c = the average daily number of
                         shares outstanding during the
                         period that were entitled to
                         receive dividends.
                         d = the maximum offering price per share on the last day of the period.

                     Yield Calculation 30 Days Ended 12/31/2002

                                        IBF              LTBF            LCSF              SCSF            INTF              ACF
                                    ----------       ----------       ----------       ----------      ----------       ----------
Divs & Int Earned                    19,490.23         7,910.56        11,154.67           218.39       10,011.04         6,145.34
 Expenses  Accrued                    4,935.19         1,941.53         3,750.07         3,560.87        2,284.53         1,475.09
Avg. Shrs. Outstanding              396,087.56       146,759.14       288,208.11       253,554.99      226,373.77       117,822.42
 Max Offer price end of Period           10.99            11.02             9.49            10.29            7.40             9.17

   30 Day Yield                           4.05%            4.47%            3.27%          -1.53%            5.60%            5.25%

     NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30 day yields may overstate the annualized yields.

     OTHER INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust's registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

     Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

Item 22 - FINANCIAL STATEMENTS


     STAAR INVESTMENT TRUST
     FINANCIAL STATEMENTS
     DECEMBER 31, 2002



     CERTIFIED PUBLIC ACCOUNTANTS
     CARSON & CO., LLC
     P.O. BOX 395
     201 VILLAGE COMMONS
     SEWICKLEY, PA 15143
     (412) 741-8588
     FAX (412) 741-0833



     Independent Auditor's Report

     To the Shareholders and Trustees
     Staar Investment Trust

     We have audited the statement of assets and liabilities, including the schedules of investments of Staar Investment Trust (comprising, respectively, the Intermediate Bond Fund, Long Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2002, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two years then ended, and the selected per share data and ratios for the periods indicated. These financial statements and selected per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Staar Investment Trust as of December 31, 2002, the results of their operations and their cash flows for the year then ended, the changes in their net assets for the two years then ended, and the selected per share data and ratios for the periods indicated, in conformity with accounting principles generally accepted in the United States.

     Carson & Co., LLC
     Sewickley, PA
     February 24, 2003

                             STAAR INVESTMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2002

                                                                                       IBF             LTBF            LCSF
                                                                                    ---------        ---------       ---------
                                   ASSETS

Investments in Securities at Value Identified                                       4,314,473        1,614,364       2,739,133
Cash (not including money market funds)                                                     0                0               0
Interest Receivable                                                                    66,996           17,525              14
                                                                                    ---------        ---------       ---------
                                                                Total Assets        4,381,469        1,631,889       2,739,147
                                                                                    =========        =========       =========
                                LIABILITIES

Accounts Payable for Securities                                                             0                0               0
Accounts Payable - Sr. Long-term Debt                                                       0                0               0
Accounts Payable- Other (incl. Advisor, TTEE, 12b-1 Fees)                               3,816            1,429           2,558
                                                                                    ---------        ---------       ---------
                                                           Total Liabilities            3,816            1,429           2,558
                                                                                    =========        =========       =========
                                 NET ASSETS                                         4,377,653        1,630,460       2,736,589

                 Shares of Beneficial Interest Outstanding                            398,305          147,944         288,310

                         Net Asset Value Per Share                                      10.99            11.02            9.49

                                                                                      SCSF             INTF              ACF
                                                                                    ---------        ---------        ---------
                                   ASSETS

Investments in Securities at Value Identified                                       2,611,486        1,676,163        1,080,368
Cash (not including money market funds)                                                     0                0                0
Interest Receivable                                                                        12               40              142
                                                                                    ---------        ---------        ---------
                                                                Total Assets        2,611,498        1,676,203        1,080,510
                                                                                    =========        =========        =========
                                LIABILITIES

Accounts Payable for Securities                                                             0                0                0
Accounts Payable - Sr. Long-term Debt                                                       0                0                0
Accounts Payable- Other (incl. Advisor, TTEE, 12b-1 Fees)                               2,418            1,567            1,007
                                                                                    ---------        ---------        ---------
                                                           Total Liabilities            2,418            1,567            1,007
                                                                                    =========        =========        =========
                                 NET ASSETS                                         2,609,080        1,674,636        1,079,503

                 Shares of Beneficial Interest Outstanding                            253,470          226,253          117,779

                         Net Asset Value Per Share                                      10.29             7.40             9.17

     NOTE: The accompanying notes are an integral part of these financial statements.

1    INTERMEDIATE BOND FUND Portfolio Valuation Date 12/31/2002


                                                    SHARES OR                                                             UNREALIZED
                                                     PRINCIPAL                                                               GAIN
                         POSITION                     AMOUNT          UNIT COST       PRICE    COST       VALUE    PERCENT  (LOSS)
                                                    --------------------------------------------------------------------------------
CASH & EQUIVALENTS
      Trust Company STAAR Accessor US Gov't           179,604             1.0           1.00  179,604    179,604     4.2%        0

                                Subtotal                                                      179,604    179,604     4.2%        0
                                                    --------------------------------------------------------------------------------
INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS
       US Treasury Note 6.5 due 5/15/05                20,000           100.1         111.00   20,038     22,200     0.5%    2,163
       US Treasury Note 5.5 due 2/15/08                20,000           100.4         112.81   20,084     22,563     0.5%    2,479
       US Treasury Note 5.25 due 5/15/04               30,000            97.7         105.34   29,325     31,603     0.7%    2,278

                                Subtotal                                                       69,446     76,366     1.8%    6,920
                                                    --------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS
       Fedl Farm Cr Bank 5.35 due 12/11/08            115,000            99.1         109.85  113,977    126,328     2.9%   12,350
       Fedl Farm Cr Bank 4.875 7/9/09                 100,000           100.5         100.06  100,563    100,063     2.3%     (500)
       Fed Nat'l Mtg Assoc 5.50 7/18/06                45,000           100.5         102.13   45,267     45,956     1.1%      689
       Fed Nat'l Mtg Assoc 6.04 due 2/25/09           115,000           101.1         104.57  116,293    120,256     2.8%    3,962
       Fed Nat'l Mtg Assoc 5.36 due 11/29/11           75,000           101.3         104.31   76,040     78,235     1.8%    2,194
       Fed Nat'l Mtg Assoc. 5.25 1/15/09               50,000            98.3         109.41   49,156     54,703     1.3%    5,547
       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06          80,000           100.4         108.63   80,317     86,900     2.0%    6,583
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08       130,000            98.6         109.06  128,297    141,782     3.3%   13,485
       Fedl Home Ln Mtg Corp Deb 5.25 due 10/25/11    100,000            98.6         100.47   98,625    100,470     2.3%    1,845
       Fedl Home Ln Mtg Corp Deb 4.5 due 1/23/06      100,000            99.7         100.15   99,713    100,150     2.3%      438
       Fedl Home Ln Mtg Corp Deb 4.0 due 1/15/07      100,000            99.9         101.54   99,925    101,540     2.4%    1,615
       Fedl Home Ln Bank Bond 5.125 9/15/03            35,000            97.6         102.69   34,185     35,941     0.8%    1,756
       Fedl Home Ln Bank Bond 5.925 due 8/14/03        40,000           100.9         102.84   40,391     41,138     1.0%      747
       Fedl Home Ln Bank Bond 5.785 4/14/08            50,000           101.8         112.38   50,920     56,188     1.3%    5,268
       Fedl Home Ln Bank Bond 5.835 7/15/08            20,000            99.9         112.81   19,998     22,563     0.5%    2,565
       Fedl Home Ln Bank Bond 5.355 1/05/09            50,000            96.9         110.06   48,475     55,032     1.3%    6,557
       Fedl Home Ln Bank Bond 5.75 5/15/09             50,000           102.6         101.41   51,325     50,703     1.2%     (622)
       Fed'l Home Ln Bank Bond 5.09 due 7/30/07       150,000           100.1         100.28  150,175    150,422     3.5%      247
       Fed'l Home Ln Bank Bond 6.25 due 1/23/12       200,000           100.0         104.56  200,175    209,126     4.8%    8,951
       Fed'l Home Ln Bank Bond 5.0 due 1/22/07        125,000            99.7         100.22  124,681    125,274     2.9%      593
       Fed'l Home Ln Bank Bond 6.05 5/17/12           150,000            99.8         105.06  149,800    157,595     3.7%    7,794
       TVA Pwr Bds 1995 Ser 6.375 due 6/15/05          13,000            97.2         109.97   12,643     14,296     0.3%    1,652

                                Subtotal                                                    1,890,941  1,974,657    45.8%   83,715
                                                    --------------------------------------------------------------------------------
CORPORATE OBLIGATIONS
       American General Corp. 6.25 3/15/03             50,000           103.0         100.90   51,537     50,450     1.2%   (1,087)
       AOL Time Warner 5.625 5/1/05                    75,000            96.7         102.25   72,528     76,688     1.8%    4,160
       AOL Time Warner 6.15 5/1/07                     50,000           103.6         103.88   51,810     51,940     1.2%      130
       AT&T Corp 7.0 due 5/15/05                       50,000           105.1         106.39   52,575     53,195     1.2%      620
       Bankamerica Corp 5.875 2/15/09                  50,000            96.0         109.73   48,016     54,865     1.3%    6,849
       Bank One Corp 6.875 8/01/06                     40,000           103.5         112.41   41,432     44,964     1.0%    3,532
       Capital One Bank 6.62 8/4/03                   100,000           102.5          98.88  102,500     98,880     2.3%   (3,620)
       CP&L Energy 5.95 3/01/09                        50,000            98.1         108.85   49,071     54,425     1.3%    5,355
       Chase Manhattan Corp 6.0 due 2/15/09            50,000            98.3         105.33   49,156     52,665     1.2%    3,509
       Columbia/HCA Healthcare 6.87 due 9/15/03        30,000            98.6         102.12   29,588     30,636     0.7%    1,049
       CIT Group 7.375 3/15/03                         75,000           101.0         100.97   75,750     75,728     1.8%      (23)
                                                    --------------------------------------------------------------------------------
       CIT Group 6.5 2/7/06                           100,000           103.0         105.31  103,025    105,310     2.4%    2,285
       Disney 4.875 7/2/04                             50,000           102.0         102.90   51,040     51,450     1.2%      410
                                                    --------------------------------------------------------------------------------
       Eastman Kodak 6.375 6/15/06                    100,000           102.7         108.14  102,728    108,140     2.5%    5,412
       Ford Motor Cr 6.0 due 1/14/03                   80,000           102.8         100.03   82,268     80,024     1.9%   (2,244)
       Ford Motor Cr 5.75 due 2/23/04                  75,000           101.6         101.57   76,225     76,178     1.8%      (47)
       Ford Motor Cr 7.75 due 2/15/07                  75,000           136.8         136.83  102,599    102,620     2.4%       22
       GMAC 6.125 9/15/06                             150,000            99.8         101.61  149,705    152,415     3.5%    2,711
       Haliburton 6.0 8/1/06                           50,000           101.7         102.00   50,875     51,000     1.2%      125
       Hertz Corp 6.625 5/15/08                        50,000           101.4          95.15   50,698     47,575     1.1%   (3,123)
       Household Finl. Corp 5.875 2/1/09               50,000           101.0         102.64   50,542     51,320     1.2%      778
       Household Finl. Corp 5.75 1/30/07               50,000           100.8         104.66   50,413     52,330     1.2%    1,918
       Lehman Brothers 6.625 due 2/05/06               50,000            97.0         108.94   48,534     54,470     1.3%    5,937
       Lehman Brothers 6.625 due 4/01/04               50,000            98.2         105.42   49,147     52,710     1.2%    3,564
       Mellon Financial Co. 6.0 due 3/01/04            40,000           100.0         104.81   40,036     41,924     1.0%    1,888
       Merrill Lynch & Co Nts 6.0 due 2/17/09          40,000            92.7         108.65   37,089     43,460     1.0%    6,372
       Motorola Inc Note 5.8 10/15/08                  40,000            90.2          96.62   36,095     38,648     0.9%    2,554
       Morgan Stanley Nts 5.625 due 1/20/04            50,000            99.7         104.02   49,859     52,010     1.2%    2,151
       Sears Accept Corp  6.92 due 6/17/04             40,000           104.8         101.76   41,920     40,704     0.9%   (1,216)
       Sears Accept Corp  7.0 6/15/07                 200,000           103.5         101.06  207,005    202,120     4.7%   (4,885)
       TCI Comm Inc 6.375 5/01/03                      35,000            98.7         100.00   34,557     35,000     0.8%      443

                                Subtotal                                                    2,038,319  2,083,843    48.3%   45,525
                                                    ================================================================================
                                                                       TOTALS               4,178,311  4,314,469     100%  136,159


     See notes to financial statements

     Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

LONG TERM BOND FUND Portfolio Valuation Date 12/31/2002

                                                    SHARES OR                                                             UNREALIZED
                                                     PRINCIPAL                                                               GAIN
                         POSITION                     AMOUNT    UNIT COST       PRICE      COST         VALUE     PERCENT   (LOSS)
                                                    --------------------------------------------------------------------------------

   CASH & EQUIVALENTS                               117,521        1.00           1.00    117,521      117,521    7.3%           0
                                                    --------------------------------------------------------------------------------
                                Subtotal                                                  117,521      117,521    7.3%           0

   US TREASURY OBLIGATIONS
       US Treasury Bond 7.25 due 5/15/16             75,000      105.59         128.06     79,194       96,047    5.9%      16,853
       US Treasury Bond 7.25 due 8/15/22             20,000      100.81         130.16     20,163       26,031    1.6%       5,869
       US Treasury Bond 6.25 due 8/15/23             35,000      101.94         117.50     35,680       41,125    2.5%       5,444
                                Subtotal                                                  135,036      163,203   10.1%      28,166
                                                    --------------------------------------------------------------------------------
   GOVERNMENT AGENCY OBLIGATIONS
       Fedl Home Ln Bank Bond 5.73 due 9/04/08       25,000       92.56         112.22     23,141       28,055    1.7%       4,914
       Fed'l Home Ln Bank 6.5 due 5/10/17            25,001      280.02         298.45     70,007       74,616    4.6%       4,608
       Fed'l Home Ln Bank 6.65 due 5/22/17           25,002      159.85         162.79     39,965       40,700    2.5%         735
       Fedl Home Ln Mtg Corp 6.0 due 6/15/11 NC      75,000      102.88         113.25     77,162       84,938    5.3%       7,775
       Fedl Home Ln Mtg Corp 6.42 due 8/19/13        30,000      101.26         102.97     30,379       30,891    1.9%         512
       Fedl Home Ln Mtg Corp 6.875 due 9/15/10       20,000      102.88         119.28     20,576       23,856    1.5%       3,280
       Fedl Home Ln Mtg Corp 6.35 due 4/16/14        20,000      100.13         101.31     20,027       20,263    1.3%         236
       Fedl Home Ln Mtg Corp 4.5 due 1/23/06         30,000       99.81         100.15     29,943       30,045    1.9%         103
       Fedl Home Ln Mtg Corp 6.15 due 10/03/12       60,000      100.69         103.28     60,415       61,969    3.8%       1,554
       Fed'l Home Ln Mtg Corp 6.5 4/15/17            50,000       99.28         101.18     49,638       50,590    3.1%         953
       Fedl Farm Cred Bk 4.97 9/16/15               100,000      101.74         103.44    101,738      103,438    6.4%       1,700
       Fedl Farm Cred Bk 6.9 due 9/08/15 NC          40,000      101.95         122.14     40,780       48,856    3.0%       8,076
                                                    --------------------------------------------------------------------------------
                                Subtotal                                                  563,770      598,215   37.1%      34,445

   CORPORATE OBLIGATIONS
       Arkansas Power & Lt 7.0 due 10/1/23           25,000      103.50         101.45     25,875       25,363    1.6%       (512)
       Bear Stearns Cos 7.625 due 2/01/05            40,000       99.69         110.45     39,876       44,180    2.7%       4,305
       Citigroup 7.25 due 10/01/10                   25,000      100.89         116.08     25,222       29,020    1.8%       3,798
       CIT Group 7.375 3/15/03                       50,000      101.00         100.97     50,500       50,485    3.1%        (15)
       Disney Walt 6.2 6/20/14 NC                    45,000      102.16         107.29     45,970       48,281    3.0%       2,310
       Ford Motor Credit MTN 7.0 9/20/10             40,000      101.00          94.77     40,400       37,908    2.3%     (2,492)
       Ford Motor Credit MTN 6.7 7/16/04             50,000      102.15         101.88     51,075       50,940    3.2%       (135)
       GMAC 6.875 due 9/15/11                        40,000       99.76          99.72     39,905       39,888    2.5%        (17)
       Gen Mtrs Accpt Corp Nts 7.1 due 3/15/06       20,000       99.31         104.11     19,861       20,822    1.3%         961
       Lehman Bros. Holdings 7.0 due 5/12/14         35,000       93.99         104.97     32,896       36,740    2.3%       3,844
       Merrill Lynch 6.33 due 2/25/14                50,000       99.40         100.55     49,700       50,275    2.3%         575
       National City Corp 6.875 05/15/19             80,000      103.55         108.76     82,839       87,008    3.1%       4,169
       NY Telephone Co. 7.0 6/15/13                  30,000      103.34         113.26     31,003       33,978    5.4%       2,975
       Sears Roebuk Acc 6.7 4/15/12                  50,000       97.09          94.92     48,543       47,460    2.1%     (1,083)
       United Technology Corp 6.1 5/15/12            35,000      101.27         111.81     35,445       39,134    2.1%       3,689
       Time Warner 6.875 6/15/18                     50,000       98.66          99.98     49,329       49,990    2.9%         662
       Xerox Credit Corp MTN 6.5 due 1/28/13         30,000      100.00          67.62     30,000       20,286    1.3%     (9,714)
       Xerox Credit Corp MTN 6.5 due 2/11/13         35,000      100.00          67.62     35,000       23,667    1.5%    (11,333)
                                                    --------------------------------------------------------------------------------
                                Subtotal                                                  733,438      735,423   45.6%       1,987
                                                    ================================================================================
                                                                 TOTALS                 1,549,766    1,614,363    100%      64,598


     See notes to financial statements

     Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

3     LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/02


                                                                                                                      UNREALIZED
                                                                                                                         GAIN/
                      POSITION                SHARES   UNIT COST    PRICE      COST        VALUE        PERCENT         (LOSS)

CASH & EQUIVALENTS

       ProFunds Money Mkt                    135,802       1.00       1.00     135,802       135,802        5.0%            0

       Trust Co. STAAR Accessor US Gov't       9,583       1.00       1.00       9,583         9,583        0.3%            0
                                               -----       ----       ----       -----         -----        ---             -

                               SUBTOTAL                                        145,385       145,385        5.3%            0

U.S. LARGER CO. STOCK FUNDS

       Bear Stearns Insider Select A           9,747      15.05      12.97     146,658       126,412        4.6%       (20,245)

       Bear Stearns S&P Stars A                7,897      30.08      16.24     237,543       128,243        4.7%      (109,300)

       Dodge & Cox Stock Fund                    754      87.17      88.05      65,728        66,393        2.4%           666

       Fundamental Investors Fund             16,682      29.48      22.23     491,708       370,837       13.5%      (120,871)

       Janus Twenty                              855      83.06      29.01      71,000        24,798        0.9%       (46,202)

       Mairs & Power Growth Fund               9,213      43.91      49.26     404,521       453,854       16.6%        49,333

       Parnassus Inc Equity Inc.               3,036      21.55      21.20      65,447        64,371        2.4%        (1,076)

       Putnam Fund For Growth & Income        23,337      18.43      14.14     430,074       329,981       12.0%      (100,092)

       Putnam Investors A                     12,601      13.36       8.80     168,325       110,888        4.0%       (57,437)

       Torray Fund                            11,533      37.75      32.24     435,306       371,815       13.6%       (63,490)

       Washington Mutual Investors Fund        8,943      28.52      23.51     255,102       210,257        7.7%       (44,844)
                                               -----      -----      -----     -------       -------        ---        -------

                               SUBTOTAL                                      2,771,411     2,257,850       82.4%      (513,560)

U.S. MID-CAP LARGER CO. STOCK FUNDS

       Calamos Growth A                          939      31.95      31.46     30,000         29,540        1.1%          (460)

       Franklin Rising Dividends              12,302      24.54      24.14    301,902        296,971       10.8%        (4,931)

       Navellier MidCap Growth                   541      18.47      17.34     10,000          9,388        0.3%          (612)
                                                 ---      -----      -----     ------          -----        ---           ----

SUBTOTAL                                                                       341,902       335,899       12.3%        (6,003)
                                                                               =======       =======       ====         ======
         TOTALS                                                              3,258,698     2,739,135        100%      (519,563)


    See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

4     SMALLER COMPANY STOCK FUND Portfolio Valuation 12/31/02




                                                                                                                         UNREALIZED
                  POSITION                        SHARES        UNIT COST   PRICE     COST         VALUE      PERCENT   GAIN/ (LOSS)
                  --------                        ------        ---------   -----     ----         -----      -------   ------------



   CASH & EQUIVALENTS

         ProFunds Money Market SRV               164,937.94        1.00      1.00     164,938      164,938       6.3%            0

         Trust Co. STAAR Accessor US Gov't         2,746.77        1.00      1.00       2,747        2,747       0.1%            0
                                                   --------        ----      ----       -----        -----       ---             -
                        Subtotal                                                      167,685      167,685       6.4%            0

   U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS

          FAM Value                                1,794.91       33.97     33.69      60,969       60,470       2.3%         (498)

          Hennessy Cornerstone Growth              6,031.93       13.73     13.27      82,821       80,044       3.1%       (2,777)

          Liberty Acorn Z Fund                    29,670.31       17.18     15.50     509,818      459,890      17.6%      (49,928)

          Putnam Capital Opportunities Fund A     45,223.02        9.49      7.62     429,181      344,599      13.2%      (84,581)

          T Rowe Price New Horizons Fund          13,458.06       24.68     16.61     332,102      223,538       8.6%     (108,563)
                                                  ---------       -----     -----     -------      -------       ---      --------

                        Subtotal                                                    1,414,890    1,168,542      44.7%     (246,349)

   U.S. SMALL CO. STOCK MUTUAL FUNDS

          Franklin SmallCap Value A                8,767.29       23.36     23.04     204,769      201,998       7.7%       (2,771)

          Royce Opportunity Fund                  41,897.23        7.69      7.37     322,328      308,783      11.8%      (13,545)

          RS Smaller Co. Growth Fund               4,240.93       25.19     12.79     106,843       54,242       2.1%      (52,602)

          Value Line Emerging Opps                 3,746.85       17.51     16.88      65,594       63,247       2.4%       (2,347)

          Wasatch Small Cap Value                  1,466.28        3.41      3.43       5,000        5,029       0.2%           29
                                                   --------        ----      ----       -----        -----       ---            --
                        Subtotal                                                      704,535      633,299      24.3%      (71,236)

   U.S. MICROCAP STOCK MUTUAL FUNDS

          Franklin MicroCap Value                 21,628.63       20.00     24.20     432,618      523,413      20.0%       90,795

          Oberweis MicroCap                        8,553.10       14.03     13.86     120,000      118,546       4.5%       (1,454)
                                                   --------        ----      ----       -----        -----       ---            --
                        Subtotal                                                      552,618      641,959      24.6%       89,341
                                                                                      =======      =======      ====        ======
          TOTALS                                                                    2,839,728    2,611,484     100.0%    (228,244)




See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

5     INTERNATIONAL FUND Portfolio Valuation Date 12/31/02


                       POSITION                  SHARES      UNIT COST      PRICE      COST       VALUE        PERCENT    UNREALIZED
                                                                                                                         GAIN/(LOSS)

CASH & EQUIVALENTS

       Trust Company STAAR Accessor US Gov't     46,685.87       1.00         1.00      46,686       46,686      2.4%            0

                        Subtotal                153,074.00       1.00         1.00     153,074      153,074      7.9%            0
                                                ----------       ----         ----     -------      -------      ---             -

INTERNATIONAL STOCK MUTUAL FUNDS                                                       199,760      199,760     10.4%            0

       AF Europacific Fund

       CS International Focus Fund                2,733.27      21.63        14.78      59,129       40,398      2.1%      (18,731)

       Harbor International                      12,381.23      31.90        26.87     394,958      332,684     17.3%      (62,275)

       Marsico International Opportunities       10,659.87      22.54        19.47     240,308      207,548     10.8%      (32,760)

       Putnam International Growth A              9,550.62      33.90        20.69     323,735      197,603     10.3%     (126,132)

       Putnam International Voyager A            18,753.12      20.32        19.82     381,012      371,687     19.3%       (9,326)

       T Rowe Price International Fund            8,289.02      13.72        10.99     113,714       91,096      4.7%      (22,618)

       Templeton Foreign Fund A                  15,136.90       9.89         9.25     149,729      140,016      7.3%       (9,713)

                        Subtotal                  9,972.72      20.58        11.92     205,199      118,875      6.2%      (86,324)
                                                  --------      -----        -----     -------      -------      ---       -------

DEVELOPING MARKETS MUTUAL FUNDS                                                      1,867,785    1,499,906     77.8%     (367,879)

       Dreyfus Premier Emerging A

       Templeton Developing Markets Trust A       1,354.18      22.15        13.83      30,000       18,728      1.0%      (11,272)

                        Subtotal                 21,190.45      13.52         9.88     286,578      209,362     10.9%      (77,216)
                                                 ---------      -----         ----     -------      -------     ----       -------

                                                                                       316,578      228,090     11.8%      (88,488)
                                                                                       =======      =======     ====       =======

         TOTALS                                                                      2,122,297    1,676,165     93.9%     (446,718)


See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

6     ALTCAT FUND Portfolio Valuation 12/31/02


                                                                                                                         UNREALIZED
                                                                                                                           GAIN/
                   POSITION                          SHARES      UNIT COST     PRICE     COST       VALUE  PERCENT        (LOSS)
                   --------                          ------      ---------     -----     ----       -----  -------        ------


   CASH & EQUIVALENTS

          ProFunds Money Market SRV                    23,281       1.00        1.00     23,281     23,281     2.2%           0

          Trust Company STAAR Accsessor US Gov't      153,832       1.00        1.00    153,832    153,832    14.2%           0
                                                      -------       ----        ----    -------    -------    ----            -
                                      Subtotal                                          177,113    177,113    16.4%           0
   US LARGER MID-CAP STOCK MUTUAL FUNDS

          Muhlenkamp Fund                               2,816      45.39       42.89    127,829    120,777    11.2%      (7,052)
                                                        -----      -----       -----    -------    -------    ----       ------
                                      Subtotal                                          127,829    120,777    11.2%      (7,052)
   GLOBAL STOCK MUTUAL FUNDS

          Franklin Mutual Series Discovery Fund A       4,746      19.25       16.06     91,391     76,228     7.1%     (15,163)

         SmallCap World Fund A                          4,061      32.48       17.82    131,920     72,369     6.7%     (59,551)
                                                        -----      -----       -----    -------     ------     ---      -------

                                      Subtotal                                          223,311    148,597    13.8%     (74,715)
   ALTERNATIVE CATEGORIES

          Franklin BioTech Discovery Fund A             1,025      63.62       33.39     65,203     34,220     3.2%     (30,982)

          Franklin Gold & Prec Metals Fund A            1,497      11.42       13.10     17,098     19,612     1.8%       2,514

          Franklin Real Estate Securities Fund A        5,336      15.96       16.12     85,155     86,018     8.0%         864

          Franklin Natural Resources Fund A             8,193      15.97       14.36    130,817    117,657    10.9%     (13,159)

          Ivy Pacific Opportunities Fund A             13,747       8.08        5.96    111,123     81,930     7.6%     (29,193)

          Templeton Latin America Fund                  8,835      10.82        8.21     95,592     72,534     6.7%     (23,058)

          Vanguard Energy                               3,956      24.22       23.20     95,816     91,779     8.5%      (4,037)

          Vanguard Health Care                            768      92.63       96.16     71,138     73,848     6.8%       2,709

          Live Oak Health Sciences                        619       8.08        7.44      5,000      4,604     0.4%        (396)

         Oppenheimer Real Asset A                         736       6.79        6.57      5,000      4,838     0.4%        (162)

          Light Revolution Fund                         5,261      10.49        6.27     55,199     32,987     3.1%     (22,212)

          Invesco Technology A                            806      41.31       17.19     33,293     13,854     1.3%     (19,439)
                                                          ---      -----       -----     ------     ------     ---      -------
                                      Subtotal                                          770,434    633,881    58.7%    (136,553)
                                                                                        =======    =======    ====     ========
            TOTALS                                                                    1,298,687  1,080,367   100.0%    (218,320)




See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002


                                                                    IBF       LTBF        LCSF         SCSF       INTF        ACF
                                                                    ---       ----        ----         ----       ----        ---

                       INVESTMENT INCOME
   Mutual Fund Dividends (Including Money Market Funds)            3,959     1,364       29,517       2,701      15,959     10,370
   Interest                                                      197,137    88,189            0           0           0          0
                                                Total Income     201,096    89,553       29,517       2,701      15,959     10,370
                                                                 =======   =======      =======     =======     =======    =======
                           EXPENSES
   Advisory Fees                                                  24,021    10,531       26,186      26,582      17,172     10,219
   Custodian fees                                                  4,836     1,872        4,430       4,419       2,894      1,685
   Printing                                                          585       226          536         534         350        204
   Directors Fees                                                  1,042       403          954         952         623        363
   Registration Fees                                                 718       278          657         656         429        250
   Taxes                                                             198        77          181         181         119         69
   Bookkeeping Fees                                                7,133     2,761        6,533       6,518       4,268      2,486
   Auditing Fees                                                   3,703     1,433        3,392       3,384       2,216      1,290
   Legal                                                           1,858       719        1,702       1,698       1,112        647
   Insurance (Include in Other for NSAR)                           2,264       876        2,074       2,069       1,355        789
   Marketing Distribs: 12-b-1                                      9,501     3,677        7,307       7,367       4,759      2,836
   Other                                                           1,528       591        1,399       1,396         914        532
                                              Total Expenses      57,387    23,444       55,350      55,758      36,211     21,371
                                                                 -------   -------      -------     -------     -------    -------
                                       Net Investment Income     143,709    66,109      (25,833)    (53,056)    (20,252)   (11,001)
                                                                 =======   =======      =======     =======     =======    =======
   REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
   Realized Long & Short Term Capital Gains / (Losses)             5,008   (22,734)     (79,193)   (110,086)   (292,342)   (31,534)
   Unrealized Appreciation (Depreciation) during Period          116,946    81,709     (486,178)   (417,644)     10,235   (154,994)
   Net Realized & Unrealized Appreciation (Depreciation)         121,954    58,975     (565,371)   (527,730)   (282,107)  (186,528)
                                                                 -------   -------     --------    --------    --------   --------
   NET INCREASE/(DEC.) IN NET ASSETS FROM OPERATIONS             265,663   125,084     (591,205)   (580,786)   (302,359)  (197,529)
                                                                 =======   =======     ========    ========    ========   ========



      NOTE: The accompanying notes are an integral part of these financial statements.


            STAAR INVESTMENT TRUST STATEMENT OF CHANGES IN NET ASSETS



                                                    INTERMEDIATE BOND FUND
                                     YEAR         YEAR        YEAR        YEAR        YEAR
                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                   12/31/02     12/31/01     12/31/00    12/31/99    12/31/98
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net           143,709      97,439     $81,175     $71,824      $44,443
  Net realized gain (loss) on
Investments                           5,008       7,291      (4,037)        (67)       1,639
 Unrealized Appreciation
(depreciation) of investments       116,946      21,367      51,968     (70,701)       8,698
 Net increase (decrease) in net
Assets resulting From operations    265,663     126,096     129,106       1,056       54,780

Distributions to Shareholders
from:

  Investment income                (126,071)    (85,991)    (79,734)    (63,731)     (39,696)
 Realized long term Gains                 0      (3,469)          0           0       (1,639)
 Total distributions
                                   (126,071)    (89,460)    (79,734)     63,731)     (41,335)
                                               --------     -------    --------     --------

 Capital share Transactions
(Note 3)
       Purchases                  2,164,311   1,532,623     431,203     609,981      547,135

       Redemptions                 (920,133)   (353,325)   (570,521)   (189,433)     (70,349)
       Reinvestment of dividends    125,615      88,838      78,995      63,090       40,840
Net increase in net Assets
resulting From capital share
Transactions                      1,369,793   1,268,136     (60,323)    483,638      517,626

 Net assets Beginning of period   2,868,288   1,563,515   1,574,466   1,153,503      622,432
 Net assets End of period         4,377,653   2,868,286  $1,563,515   1,574,466    1,153,503
                                              ---------  ----------   ---------    ---------
 Total increase in Net assets     1,509,365   1,304,773     (10,951)    420,963      531,071
                                              ---------  ----------   ---------    ---------




                                                      LONG-TERM BOND FUND
                                      YEAR      YEAR         YEAR     YEAR         YEAR
                                      ENDED     ENDED       ENDED     ENDED        ENDED
                                    12/31/02   12/31/01    12/31/00   12/31/99    12/31/98
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net            66,109      55,789     51,959     $41,785    $28,611
  Net realized gain (loss) on
Investments                         (22,734)      1,565       (678)        359        184
 Unrealized Appreciation
(depreciation) of investments        81,709       3,902     25,962     (79,009)    12,670
 Net increase (decrease) in net
Assets resulting From operations    125,084      61,256     77,243     (36,865)    41,465

Distributions to Shareholders
from:
  Investment income
                                    (65,331)    (53,257)   (49,572)    (38,842)   (26,356)
 Realized long term Gains                 0        (887)         0        (359)      (184)
 Total distributions
                                    (65,331)    (54,144)   (49,572)    (39,201)   (26,540)
                                                -------    -------     -------    -------

 Capital share Transactions
(Note 3)
       Purchases                    612,446     449,826    124,883     270,956    245,762
       Redemptions
                                   (333,701)   (172,438)  (120,007)    (24,577)   (27,482)
       Reinvestment of dividends     64,921      53,629     49,044      38,724     26,169
Net increase in net Assets
resulting From capital share
Transactions                        343,666     331,022     53,920     285,103    244,449

 Net assets Beginning of period   1,227,041     888,912    807,321     598,284    338,910
 Net assets End of period         1,630,460   1,227,041    888,912     807,321    598,284
                                              ---------    -------     -------    -------
 Total increase in Net assets       403,419     338,129     81,591     209,037    259,374
                                              ---------    -------     -------    -------

                                                   LARGER COMPANY STOCK FUND
                                     YEAR       YEAR         YEAR        YEAR        YEAR
                                     ENDED      ENDED        ENDED       ENDED       ENDED
                                   12/31/02   12/31/01     12/31/00    12/31/99    12/31/98
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net           (25,834)     (2,956)  $   (3,786)$   (2,723) $    3,808
  Net realized gain (loss) on
Investments                         (79,193)    (65,115)     154,850    173,501      96,995
 Unrealized Appreciation
(depreciation) of investments      (486,178)   (203,964)    (226,065)   154,541      93,802
 Net increase (decrease) in net
Assets resulting From operations   (591,205)   (272,035)     (75,001)   325,319     194,605

Distributions to Shareholders
from:
  Investment income                       0           0       (2,343)    (6,573)     (5,139)
 Realized long term Gains                 0           0     (149,381)  (166,331)    (95,098)
 Total distributions                      0           0     (151,724)  (172,904)   (100,237)
                                             ----------   ----------  ---------   ---------

 Capital share Transactions
(Note 3)
       Purchases                    838,044     674,457      542,199    361,449     571,825
       Redemptions                 (353,477)   (238,546)    (217,692)  (107,691)   (190,149)
       Reinvestment of dividends          0           0      151,388    172,433      99,911
Net increase in net Assets
resulting From capital share
Transactions                        484,567     435,911      475,895    426,191     481,587

 Net assets Beginning of period   2,843,227   2,679,351    2,430,181  1,851,575   1,275,620
 Net assets End of period

                                  2,736,589   2,842,227    2,679,351  2,430,181   1,851,575
                                              ----------  ----------  ---------   ---------
 Total increase in Net assets      (106,638)    163,876      249,170    578,606     575,955
                                              ---------   ----------  ---------   ---------



                                                   SMALLER COMPANY STOCK FUND
                                      YEAR       YEAR        YEAR        YEAR        YEAR
                                      ENDED      ENDED       ENDED       ENDED       ENDED
                                     12/31/01   12/31/01    12/31/00    12/31/99    12/31/98
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net             (53,056)    (23,048)  $(15,838)   $(12,620)   $(6,715)
  Net realized gain (loss) on
Investments                          (110,086)     50,209    296,509     175,090     47,489
 Unrealized Appreciation
(depreciation) of investments        (417,644)     11,366   (274,818)    363,491    (13,187)
 Net increase (decrease) in net
Assets resulting From operations     (580,786)     38,528      5,853     525,961     27,587

Distributions to Shareholders
from:
  Investment income                         0           0    (75,103)    (25,047)         0
 Realized long term Gains                   0     (40,326)  (205,505)   (137,565)   (41,988)
 Total distributions                        0     (40,326)  (280,608)   (162,612)   (41,988)
                                                ---------  ---------   ---------  ---------

 Capital share Transactions
(Note 3)
       Purchases                      643,364     504,603    595,386     294,339    522,933
       Redemptions                   (501,485)   (163,558)  (209,779)   (152,934)  (114,493)
       Reinvestment of dividends            0      40,123    278,822     161,321     41,616
Net increase in net Assets
resulting From capital share
Transactions                          141,879     381,168    664,429     302,726    450,056

 Net assets Beginning of period     3,047,987   2,668,616  2,278,942   1,612,867  1,177,212
 Net assets End of period           2,609,080   3,047,087  2,668,616   2,278,942  1,612,867
                                               ----------  ---------   ---------  ---------
 Total increase in Net assets        (438,907)    379,371    389,674     666,075    435,655
                                               ----------  ---------   ---------  ---------



                                                      INTERNATIONAL FUND
                                     YEAR       YEAR        YEAR        YEAR        YEAR
                                     ENDED      ENDED       ENDED       ENDED       ENDED
                                   12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net           (20,252)       6,130      $3,458      $6,735      $9,549
  Net realized gain (loss) on
Investments                        (292,342)    (101,035)    218,236      85,455      26,887
 Unrealized Appreciation
(depreciation) of investments        10,235     (294,202)   (640,187)    512,583     (11,508)
 Net increase (decrease) in net
Assets resulting From operations   (302,359)    (389,107)   (418,493)    604,773      24,928

Distributions to Shareholders
from:
  Investment income                       0       (7,461)    (31,448)    (17,629)    (10,747)
 Realized long term Gains                 0            0    (190,275)    (74,957)    (26,887)
 Total distributions                      0       (7,461)   (221,723)    (92,586)    (37,634)
                                              ----------  ----------   ---------   ---------

 Capital share Transactions
(Note 3)
       Purchases                    376,886      386,360     483,468     276,101     588,719
       Redemptions                 (324,689)    (180,245)   (135,778)   (309,286)   (131,183)
       Reinvestment of dividends          0        7,446     221,172      92,307      37,328
Net increase in net Assets
resulting From capital share
Transactions                         52,197      213,561     568,862      59,122     494,864

 Net assets Beginning of period   1,924,798    2,107,805   2,179,159   1,607,850   1,125,692
 Net assets End of period         1,674,636    1,924,798   2,107,805   2,179,159   1,607,850
                                              ----------  ----------   ---------   ---------
 Total increase in Net assets      (250,162)    (183,007)    (71,354)    571,309     482,158



                                                             ALTCAT FUND
                                       YEAR          YEAR       YEAR          YEAR       YEAR
                                       ENDED        ENDED      ENDED         ENDED      ENDED
                                     12/31/02      12/31/01   12/31/00     12/31/99   12/31/98
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net               (11,001)       (784)      $324      $2,337     $4,594
  Net realized gain (loss) on
Investments                             (31,534)     15,346     53,346      10,602      4,944
 Unrealized Appreciation
(depreciation) of investments          (154,994)   (117,972)   (25,303)    114,877    (39,359)
 Net increase (decrease) in net
Assets resulting From operations       (197,529)   (103,410)    28,367     127,816    (29,821)

Distributions to Shareholders
from:
  Investment income                            0     (2,071)    (9,827)     (4,157)    (4,797)
 Realized long term Gains                      0    (13,426)   (44,019)     (8,868)    (4,944)
 Total distributions                           0    (15,497)   (53,846)    (13,025)    (9,741)
                                                  ----------   --------     -------    -------

 Capital share Transactions
(Note 3)
       Purchases                         285,639    301,482    437,123      78,673    148,419
       Redemptions                      (102,938)   (61,346)   (77,475)    (10,699)   (52,039)
       Reinvestment of dividends               0     15,497     53,846      13,023      9,741
Net increase in net Assets
resulting From capital share
Transactions                             182,701    255,633    413,494      80,997    106,121

 Net assets Beginning of period        1,094,331    957,605    569,590     373,802    307,242
 Net assets End of period              1,079,503  1,094,331    957,605     569,590    373,801
                                                  ---------   --------     -------    -------
 Total increase in Net assets           (14,828)    136,726    388,015     195,788     66,559

                             STAAR INVESTMENT TRUST
                             STATEMENT OF CASH FLOWS
                          YEAR ENDED DECEMBER 31, 2002




                                                             IBF          LTBF        LCSF         SCSF         INTF         ACF
      CASH PROVIDED (USED) BY OPERATING ACTIVITIES
Net Increase in Net Assets from Operations                  265,663      125,084    (591,205)    (580,786)    (302,359)    (197,529)
Adjustments Required to reconcile to net assets
provided by operating activities
    Unrealized (Appreciation) Depreciation of
Investments                                                (116,946)     (81,709)    486,178      417,644      (10,235)     154,994
    (Increase) Decrease in Interest Receivable              (26,545)      (1,378)        306          228          107          (10)
Increase/(Decrease) in Advisory/TTEE/12b-1 Fees Payable         770          (39)     (1,959)      (2,356)      (1,538)        (680)
Increase (Decrease) in Accts. Payable - Instruments
Purch./Other                                                      0            0           0            0            0            0
                                                         ==========   ==========  ==========   ==========   ==========   ==========
Net Cash Provided by Operating Activities                   122,942       41,958    (106,680)    (165,270)    (314,025)     (43,225)

           CASH USED BY INVESTMENT ACTIVITIES
Investments Purchased                                    (2,351,193)    (580,605) (1,270,668)  (1,098,212)    (457,840)    (318,339)
Sales or Redemptions                                        820,219      289,745     704,326      969,328      567,859      211,027
                                                         ==========   ==========  ==========   ==========   ==========   ==========
Net Used by Investment Activities                        (1,530,974)    (290,860)   (566,342)    (128,884)     110,019     (107,312)

         CASH PROVIDED BY FINANCING ACTIVITIES
Shareholder Contributions                                 2,164,291      612,446     838,044      643,364      376,886      285,639
Shareholder Redemptions (including amounts re-invested
in other Trust portfolios)                                 (920,133)    (333,701)   (353,477)    (501,485)    (324,689)    (102,938)
Distributions Declared                                     (126,071)     (65,331)          0            0            0            0
Distributions Reinvested By Shareholders                    125,615       64,921           0            0            0            0
                                                         ==========   ==========  ==========   ==========   ==========   ==========
Net Cash Provided by Financing Activities                 1,243,702      278,335     484,567      141,879       52,197      182,701

                                                         ==========   ==========  ==========   ==========   ==========   ==========
       INCREASE/(DECREASE) IN CASH DURING PERIOD           (164,330)      29,433    (188,455)    (152,275)    (151,810)      32,163

Cash Balance - Beginning of Period (without accruals)       343,934       88,088     333,840      319,960      199,760      144,949
Cash Balance - End of Period (without accruals)             179,604      117,521     145,385      167,685       47,950      177,112



NOTE: The accompanying notes are an integral part of these financial statements.

                             STAAR Investment Trust

         Supplementary Information -- Selected per Share Data and Ratios
               Period from May 28, 1997 through December 31. 2002




                               ---------------------------------------------------------------------------
                                                                      IBF
PER SHARE DATA                      1/1/02 -     1/1/01      1/1/00 -     1/1/99-     1/1/98-   5/28/97-
--------------                      --------     ------      --------     -------     -------   --------
                                    12/31/02   12/31/01      12/31/00    12/31/99    12/31/98   12/31/97
                                    --------   --------      --------    --------    --------   --------

Net Asset Value Beginning Of           10.59      10.29          9.96       10.45       10.22      $9.97
Period
                               ---------------------------------------------------------------------------

Net Investment Income                   0.41       0.52          0.55        0.54        0.57       0.33
Net Realized & Unrealized Gains         0.35       0.26          0.32      (0.55)        0.19       0.21
                               ---------------------------------------------------------------------------
Total Income from Operations            0.76       0.78          0.87      (0.01)        0.76       0.54

Distributions from Net                (0.35)     (0.46)        (0.54)      (0.48)      (0.51)     (0.28)
Investment Income
Distributions from Net                (0.01)     (0.02)          0.00        0.00      (0.02)     (0.01)
Realized Gains
                               ---------------------------------------------------------------------------
Total Distributions to                (0.36)     (0.48)        (0.54)      (0.48)      (0.53)     (0.29)
Shareholders

Net Asset Value End of Period          10.99      10.59         10.29        9.96       10.45     $10.22
                               ===========================================================================

                               ---------------------------------------------------------------------------
Total Return                           7.19%      7.56%         9.06%     (0.14)%       7.41%      6.44%
==========================================================================================================

RATIOS
Expenses to Avg. Net Assets*           1.51%      0.72%         0.72%       0.72%       0.58%      0.58%
Net Investment Income to Avg.          3.79%      4.95%         5.49%       5.28%       5.48%      3.26%
Net Assets
Portfolio Turnover Rate               21.60%     33.76%        14.77%      11.85%      22.54%      6.78%

NET ASSETS, END OF PERIOD
(000s omitted)                         4,378      2,868         1,564       1,574       1,154        622
                               ===========================================================================
   Such ratios are after effect of      2002       2001          2000        1999        1998       1997
                                        ----       ----          ----        ----        ----       ----

   Advisory fees waived of:           $0.00%     $0.00%        $0.00%      $0.00%      $0.13%     $0.13%
                               ---------------------------------------------------------------------------

                               ---------------------------------------------------------------------------
                                                                     SCSF
PER SHARE DATA                      1/1/02 -     1/1/01      1/1/00 -     1/1/99-     1/1/98-   5/28/97-
--------------                      --------     ------      --------     -------     -------   --------
                                    12/31/02   12/31/01      12/31/00    12/31/99    12/31/98   12/31/97
                                    --------   --------      --------    --------    --------   --------

Net Asset Value Beginning Of           12.47      12.54         13.86       11.45       11.45      10.32
Period
                               ---------------------------------------------------------------------------

Net Investment Income                 (0.21)     (0.10)        (0.09)      (0.09)      (0.05)     (0.02)
Net Realized & Unrealized Gains       (1.97)       0.21          0.28        3.61        0.38       1.47
                               ---------------------------------------------------------------------------
Total Income from Operations          (2.18)       0.11          0.19        3.52        0.33       1.45

Distributions from Net                  0.00       0.00          0.00        0.00        0.00       0.00
Investment Income
Distributions from Net                  0.00     (0.18)        (1.51)      (1.11)      (0.33)     (0.32)
Realized Gains
                               ---------------------------------------------------------------------------
Total Distributions to                  0.00     (0.18)        (1.51)      (1.11)      (0.33)     (0.32)
Shareholders

Net Asset Value End of Period          10.29      12.47         12.54       13.86       11.45      11.45
                               ===========================================================================


----------------------------------------------------------------------------------------------------------
Total Return                         -17.45%      0.85%         1.08%      30.78%       2.89%     13.92%
==========================================================================================================

RATIOS

Expenses to Avg. Net Assets*           1.90%      0.99%         0.99%       0.99%       0.99%      1.01%
Net Investment Income to Avg.         -1.80%     -0.81%        -0.59%      -0.73%     (0.47)%    (0.22)%
Net Assets
Portfolio Turnover Rate               32.79%      4.31%         4.05%      33.53%       6.45%      4.04%

NET ASSETS, END OF PERIOD
(000s omitted)                         2,607      3,048         2,669       2,279       1,612      1,177
                               ---------------------------------------------------------------------------
   Such ratios are after effect of      2002       2001          2000        1999        1998       1997
                                        ----       ----          ----        ----        ----       ----

   Advisory fees waived of:           $0.00%     $0.00%        $0.00%      $0.00%      $0.00%     $0.00%
                               ---------------------------------------------------------------------------






                               ---------------------------------------------------------------------------------------------------
                                                                       LTBF
PER SHARE DATA                 1/1/02 -      1/1/01        1/1/00 -              1/1/99-           1/1/98-         5/28/97-
--------------                 --------      ------        --------              -------           -------         --------
                               12/31/02    12/31/01        12/31/00             12/31/99          12/31/98         12/31/97
                               --------    --------        --------             --------          --------         --------

Net Asset Value Beginning Of      10.62       10.43           10.09                11.16             10.81           $10.07
Period
                               ---------------------------------------------------------------------------------------------------

Net Investment Income              0.48        0.61            0.62                 0.60              0.63             0.37
Net Realized & Unrealized Gains    0.40        0.17            0.31               (1.10)              0.30             0.78
                               ---------------------------------------------------------------------------------------------------
Total Income from Operations       0.88        0.78            0.93               (0.50)              0.93             1.15

Distributions from Net           (0.48)      (0.58)          (0.59)               (0.56)            (0.58)           (0.41)
Investment Income
Distributions from Net             0.00      (0.01)            0.00               (0.01)              0.00             0.00
Realized Gains
                               ---------------------------------------------------------------------------------------------------
Total Distributions to           (0.48)      (0.59)          (0.59)               (0.57)            (0.58)           (0.41)
Shareholders

Net Asset Value End of Period     11.02       10.62           10.43                10.09             11.16           $10.81
                               ===================================================================================================

                               ---------------------------------------------------------------------------------------------------
Total Return                      8.27%       7.49%           9.37%              (4.53)%             8.63%           11.41%
==================================================================================================================================

RATIOS
Expenses to Avg. Net Assets*      1.60%       0.81%           0.81%                0.81%             0.69%            0.70%
Net Investment Income to Avg.     4.50%       5.73%           6.10%                5.61%             5.70%            3.54%
Net Assets
Portfolio Turnover Rate          19.70%      25.23%           7.74%                4.10%             6.40%            0.00%

NET ASSETS, END OF PERIOD
(000s omitted)                    1,630       1,227             889                  807               598              339
                               ===================================================================================================
   Such ratios are after effect    2002        2001            2000                 1999              1998             1997
                                   ----        ----            ----                 ----              ----             ----

   Advisory fees waived of:      $0.00%      $0.00%          $0.00%               $0.00%            $0.12%           $0.12%
                               ---------------------------------------------------------------------------------------------------

                               ---------------------------------------------------------------------------------------------------
                                                                        INTF
PER SHARE DATA                 1/1/02 -      1/1/01        1/1/00 -              1/1/99-           1/1/98-         5/28/97-
--------------                 --------      ------        --------              -------           -------         --------
                               12/31/02    12/31/01        12/31/00             12/31/99          12/31/98         12/31/97
                               --------    --------        --------             --------          --------         --------

Net Asset Value Beginning Of       8.64       10.48           14.08                10.60             10.50            11.73
Period
                               ---------------------------------------------------------------------------------------------------

Net Investment Income            (0.09)        0.03            0.02                 0.05              0.07             0.12
Net Realized & Unrealized Gains  (1.15)      (1.84)          (2.36)                 4.06              0.31           (0.78)
                               ---------------------------------------------------------------------------------------------------
Total Income from Operations     (1.24)      (1.81)          (2.34)                 4.11              0.38           (0.66)

Distributions from Net             0.00      (0.03)          (0.02)               (0.05)            (0.08)           (0.10)
Investment Income
Distributions from Net             0.00        0.00          (1.24)               (0.58)            (0.20)           (0.47)
Realized Gains
                               ---------------------------------------------------------------------------------------------------
Total Distributions to             0.00      (0.03)          (1.26)               (0.63)            (0.28)           (0.57)
Shareholders

Net Asset Value End of Period      7.40        8.64           10.48                14.08             10.60            10.50
                               ===================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
Total Return                    -14.33%     -17.23%         -16.76%               38.76%             3.64%          (5.64)%
==================================================================================================================================

RATIOS

Expenses to Avg. Net Assets*      1.91%       0.99%           0.99%                0.99%             0.99%            0.70%
Net Investment Income to Avg.    -1.07%       0.31%           0.15%                0.39%             0.65%            1.04%
Net Assets
Portfolio Turnover Rate          24.08%      15.74%          10.81%               13.12%             2.30%            0.00%

NET ASSETS, END OF PERIOD
(000s omitted)                    1,673       1,925           2,108                2,179             1,608            1,126
                               ---------------------------------------------------------------------------------------------------
   Such ratios are after effect of 2002        2001            2000                 1999              1998             1997
                                   ----        ----            ----                 ----              ----             ----
   Advisory fees waived of:      $0.00%      $0.00%          $0.00%               $0.00%            $0.00%           $0.35%
                               ---------------------------------------------------------------------------------------------------

                               -------------------------------------------------------------------------------------
                                                                         LCSF
PER SHARE DATA                      1/1/02 -       1/1/01       1/1/00 -       1/1/99-       1/1/98-       5/28/97-
--------------                      --------       ------       --------       -------       -------       --------
                                    12/31/02     12/31/01       12/31/00      12/31/99      12/31/98       12/31/97
                                    --------     --------       --------      --------      --------       --------

Net Asset Value Beginning Of           11.58        12.85          13.98         12.99         12.16         $11.66
Period
                               -------------------------------------------------------------------------------------

Net Investment Income                 (0.09)       (0.01)         (0.02)        (0.02)          0.03           0.15
Net Realized & Unrealized Gains       (2.00)       (1.26)         (0.32)          2.12          1.56           1.39
                               -------------------------------------------------------------------------------------
Total Income from Operations          (2.09)       (1.27)         (0.34)          2.10          1.59           1.54

Distributions from Net                  0.00         0.00           0.00          0.00        (0.04)         (0.13)
Investment Income
Distributions from Net                  0.00         0.00         (0.79)        (1.11)        (0.72)         (0.91)
Realized Gains
                               -------------------------------------------------------------------------------------
Total Distributions to                  0.00         0.00         (0.79)        (1.11)        (0.76)         (1.04)
Shareholders

Net Asset Value End of Period           9.49        11.58          12.85         13.98         12.99         $12.16
                               =====================================================================================

                               -------------------------------------------------------------------------------------
Total Return                         -18.03%       -9.88%         -2.66%        16.13%        13.10%         13.21%
====================================================================================================================

RATIOS
Expenses to Avg. Net Assets*           1.89%        0.99%          0.99%         0.99%         1.00%          0.25%
Net Investment Income to Avg.         -0.88%       -0.11%         -0.14%        -0.13%         0.23%          1.81%
Net Assets
Portfolio Turnover Rate               24.08%       16.09%         19.69%        37.02%        30.21%          7.84%

NET ASSETS, END OF PERIOD
(000s omitted)                         2,734        2,843          2,679         2,430         1,852          1,276
                               =====================================================================================
   Such ratios are after effect of      2002         2001           2000          1999          1998           1997
                                        ----         ----           ----          ----          ----           ----

   Advisory fees waived of:           $0.00%       $0.00%         $0.00%        $0.00%        $0.00%         $0.25%
                               -------------------------------------------------------------------------------------

                               -------------------------------------------------------------------------------------
                                                                          ACF
PER SHARE DATA                      1/1/02 -       1/1/01       1/1/00 -       1/1/99-       1/1/98-       5/28/97-
--------------                      --------       ------       --------       -------       -------       --------
                                    12/31/02     12/31/01       12/31/00      12/31/99      12/31/98       12/31/97
                                    --------     --------       --------      --------      --------       --------

Net Asset Value Beginning Of           10.89        12.29          12.35          9.67         10.53          10.68
Period
                               -------------------------------------------------------------------------------------

Net Investment Income                 (0.10)       (0.01)           0.01          0.06          0.13           0.11
Net Realized & Unrealized Gains       (1.62)       (1.24)           0.69          2.93        (0.73)         (0.16)
                               -------------------------------------------------------------------------------------
Total Income from Operations          (1.72)       (1.25)           0.70          2.99        (0.60)         (0.05)

Distributions from Net                  0.00         0.00         (0.01)        (0.06)        (0.13)         (0.09)
Investment Income
Distributions from Net                  0.00       (0.17)         (0.75)        (0.25)        (0.13)         (0.01)
Realized Gains
                               -------------------------------------------------------------------------------------
Total Distributions to                  0.00       (0.17)         (0.76)        (0.31)        (0.26)         (0.10)
Shareholders

Net Asset Value End of Period           9.17        10.89          12.29         12.35          9.67          10.53
                               =====================================================================================

--------------------------------------------------------------------------------------------------------------------
Total Return                         -15.84%       -9.99%          5.46%        30.86%        -5.75%        (0.44)%
====================================================================================================================

RATIOS

Expenses to Avg. Net Assets*           1.88%        0.99%          0.99%         0.99%         0.99%          0.80%
Net Investment Income to Avg.         -0.97%       -0.08%          0.04%         0.51%         1.24%          1.00%
Net Assets
Portfolio Turnover Rate               18.61%        0.00%          5.11%         4.15%         0.02%          2.74%

NET ASSETS, END OF PERIOD
(000s omitted)                         1,079        1,094            958           570           374            307
                               -------------------------------------------------------------------------------------
   Such ratios are after effect of      2002         2001           2000          1999          1998           1997
                                        ----         ----           ----          ----          ----           ----
   Advisory fees waived of:           $0.00%       $0.00%         $0.00%        $0.00%        $0.00%         $0.11%
                               -------------------------------------------------------------------------------------




                               -------------------------------------------------------------------------------------
                                                                         LCSF
PER SHARE DATA                      1/1/02 -       1/1/01       1/1/00 -       1/1/99-       1/1/98-       5/28/97-
--------------                      --------       ------       --------       -------       -------       --------
                                    12/31/02     12/31/01       12/31/00      12/31/99      12/31/98       12/31/97
                                    --------     --------       --------      --------      --------       --------

Net Asset Value Beginning Of           11.58        12.85          13.98         12.99         12.16         $11.66
Period
                               -------------------------------------------------------------------------------------

Net Investment Income                 (0.09)       (0.01)         (0.02)        (0.02)          0.03           0.15
Net Realized & Unrealized Gains       (2.00)       (1.26)         (0.32)          2.12          1.56           1.39
                               -------------------------------------------------------------------------------------
Total Income from Operations          (2.09)       (1.27)         (0.34)          2.10          1.59           1.54

Distributions from Net                  0.00         0.00           0.00          0.00        (0.04)         (0.13)
Investment Income
Distributions from Net                  0.00         0.00         (0.79)        (1.11)        (0.72)         (0.91)
Realized Gains
                               -------------------------------------------------------------------------------------
Total Distributions to                  0.00         0.00         (0.79)        (1.11)        (0.76)         (1.04)
Shareholders

Net Asset Value End of Period           9.49        11.58          12.85         13.98         12.99         $12.16
                               =====================================================================================

                               -------------------------------------------------------------------------------------
Total Return                         -18.03%       -9.88%         -2.66%        16.13%        13.10%         13.21%
====================================================================================================================

RATIOS
Expenses to Avg. Net Assets*           1.89%        0.99%          0.99%         0.99%         1.00%          0.25%
Net Investment Income to Avg.         -0.88%       -0.11%         -0.14%        -0.13%         0.23%          1.81%
Net Assets
Portfolio Turnover Rate               24.08%       16.09%         19.69%        37.02%        30.21%          7.84%

NET ASSETS, END OF PERIOD
(000s omitted)                         2,734        2,843          2,679         2,430         1,852          1,276
                               =====================================================================================
   Such ratios are after effect of      2002         2001           2000          1999          1998           1997
                                        ----         ----           ----          ----          ----           ----

   Advisory fees waived of:           $0.00%       $0.00%         $0.00%        $0.00%        $0.00%         $0.25%
                               -------------------------------------------------------------------------------------

                               -------------------------------------------------------------------------------------
                                                                          ACF
PER SHARE DATA                      1/1/02 -       1/1/01       1/1/00 -       1/1/99-       1/1/98-       5/28/97-
--------------                      --------       ------       --------       -------       -------       --------
                                    12/31/02     12/31/01       12/31/00      12/31/99      12/31/98       12/31/97
                                    --------     --------       --------      --------      --------       --------

Net Asset Value Beginning Of           10.89        12.29          12.35          9.67         10.53          10.68
Period
                               -------------------------------------------------------------------------------------

Net Investment Income                 (0.10)       (0.01)           0.01          0.06          0.13           0.11
Net Realized & Unrealized Gains       (1.62)       (1.24)           0.69          2.93        (0.73)         (0.16)
                               -------------------------------------------------------------------------------------
Total Income from Operations          (1.72)       (1.25)           0.70          2.99        (0.60)         (0.05)

Distributions from Net                  0.00         0.00         (0.01)        (0.06)        (0.13)         (0.09)
Investment Income
Distributions from Net                  0.00       (0.17)         (0.75)        (0.25)        (0.13)         (0.01)
Realized Gains
                               -------------------------------------------------------------------------------------
Total Distributions to                  0.00       (0.17)         (0.76)        (0.31)        (0.26)         (0.10)
Shareholders

Net Asset Value End of Period           9.17        10.89          12.29         12.35          9.67          10.53
                               =====================================================================================

--------------------------------------------------------------------------------------------------------------------
Total Return                         -15.84%       -9.99%          5.46%        30.86%        -5.75%        (0.44)%
====================================================================================================================

RATIOS

Expenses to Avg. Net Assets*           1.88%        0.99%          0.99%         0.99%         0.99%          0.80%
Net Investment Income to Avg.         -0.97%       -0.08%          0.04%         0.51%         1.24%          1.00%
Net Assets
Portfolio Turnover Rate               18.61%        0.00%          5.11%         4.15%         0.02%          2.74%

NET ASSETS, END OF PERIOD
(000s omitted)                         1,079        1,094            958           570           374            307
                               -------------------------------------------------------------------------------------
   Such ratios are after effect of      2002         2001           2000          1999          1998           1997
                                        ----         ----           ----          ----          ----           ----

   Advisory fees waived of:           $0.00%       $0.00%         $0.00%        $0.00%        $0.00%         $0.11%
                               -------------------------------------------------------------------------------------


                       ------------------------------------------------------------------------------------------------------------
                            DECEMBER 31,                            REINVESTMENT                                   DECEMBER 31,
                           2000 BALANCE             SOLD            OF DIVIDENDS          REDEMPTION             2001 BALANCE
                       ------------------------------------------------------------------------------------------------------------

FUND                     SHARES     AMOUNT   SHARES     AMOUNT     SHARES    AMOUNT   SHARES      AMOUNT      SHARES       AMOUNT
                       ------------------------------------------------------------------------------------------------------------

Intermediate Bond Fund   151,988   1,546,142 144,880  1,532,623   8,440       88,838  (34,472)   (353,325)    270,836     2,814,278

Long Term Bond Fund       85,266     899,236  42,037    449,826   5,078       53,629  (16,795)   (172,438)    115,586     1,230,253

Larger Co. Stock Fund    208,459   2,515,500  57,217    674,457       0            0  (20,209)   (238,546)    245,467     2,951,411

Smaller Co. Stock Fund   212,829   2,492,355  42,049    504,603   3,218       40,123  (13,615)   (163,558)    244,481     2,873,523

International Fund       201,042   2,268,004  40,681    386,360     861        7,446  (19,842)   (180,245)    222,742     2,481,565

AltCat Fund               77,904     903,590  27,165    301,482   1,423       15,497   (5,972)    (61,346)    100,521     1,159,223
                                ------------        ------------       -------------          -------------          --------------
                                  10,624,827          3,849,351              205,533           (1,169,458)               13,510,253
                       ------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                REINVESTMENT                                     DECEMBER 31,
           SOLD                 OF DIVIDENDS              REDEMPTION             2002 BALANCE
-------------------------------------------------------------------------------------------------

   SHARES       AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT     SHARES      AMOUNT
-------------------------------------------------------------------------------------------------

  202,016     2,164,291     11,663       125,615    (86,210)   (920,133)    398,305    4,184,051

   57,399       612,446      6,030        64,921    (31,071)   (333,701)    147,944    1,573,919

   76,874       838,044          0             0    (34,032)   (353,477)    288,310    3,435,978

   54,033       643,364          0             0    (45,044)   (501,485)    253,470    3,015,402

   44,813       376,886          0             0    (41,302)   (324,689)    226,253    2,533,763

   27,286       285,639          0             0    (10,029)   (102,938)    117,779    1,341,924
         ---------------          ---------------           -------------          --------------
              4,920,671                  190,536             (2,536,423)              16,085,037
-------------------------------------------------------------------------------------------------


                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002


NOTE 1 - ORGANIZATION AND PURPOSE

Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to Staar Investment Trust in September, 1998. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

                       Staar Intermediate Bond Fund
                       Staar Long-Term Bond Fund
                       Staar Larger Company Stock Fund
                       Staar Smaller Company Stock Fund
                       Staar International Fund
                       Staar Alternative Categories Fund

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities. Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all investee mutual funds, as published on their respective web-sites or elsewhere. When applicable, equity securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2002.

Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains for the year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2002 the following net capital loss carryforwards existed for Federal income tax purposes:

                       LTBF     $            22,734
                       LCSF     $          144,308
                       SCSF     $          110,086
                       INTF     $          393,377
                       ACF      $            31,534

The above net capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any Federal income tax liability with respect to the capital gains that are so offset. Expiration of the capital loss carry forwards occurs in 2009-2010. The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Distributions to shareholders - Dividends to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income and realized gain distributions from other funds are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Through December 31, 2002, discounts and premiums on securities purchased, were not amortized over the life of the respective securities. On January 1, 2003, the Trust will begin amortizing all premiums and discounts on fixed income securities to conform with a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change will not impact the Trust's net asset values, and will result in only immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

NOTE 3 - SHAREHOLDER TRANSACTIONS

The declaration of Trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares, which correspond to the six funds described in
Note 2. During the years ended December 31, 2002 and 2001, 99% and 99% of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown on the following page.

Page 21

                    IBF         LTBF         LCSF         SCSF         INTF          ACF
               --------------------------------------------------------------------------------
Capital paid      $4,184,051   $1,573,919   $3,435,978   $3,015,402   $2,533,763    $1,341,924
in on Shares
of Capital
Stock


Undistributed
net investment
income (loss)         57,439       14,676     (35,516)     (67,994)     (19,616)      (12,568)

Accumulated
net capital
loss                       0     (22,734)    (144,308)    (110,086)    (393,377)      (31,534)

Net unrealized
appreciation
(depreciation)       136,163       64,599    (519,565)    (228,242)    (446,134)     (218,319)
               --------------------------------------------------------------------------------

Net Assets         4,377,653    1,630,460    2,736,589    2,609,080    1,674,636     1,079,503
               ================================================================================

NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2002:


                                                  Unrealized Gain (Loss)
                            -------------------------------------------------------------------
                                Cost        Gain       Loss         Net        Market Value
                            -------------------------------------------------------------------
Intermediate Bond               4,178,310   153,529     (17,366)     136,163         4,314,473
Long Term Bond                  1,549,765    89,900     (25,301)      64,599         1,614,364
Larger Company Stock Fund       3,258,698    49,998    (569,563)   (519,565)         2,739,133
Smaller Company Stock Fund      2,839,728    90,825    (319,067)   (228,242)         2,611,486
International Fund              2,122,297     2,512    (448,646)   (446,134)         1,676,163
Alternative Categories Fund     1,298,687     6,087    (224,406)   (218,319)         1,080,368

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Effective April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with Staar Financial Advisors, Inc., a related party (Advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through December 31, 2002. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of ..63% for IBF, .72% for LTBF and .90% for all other portfolios.

The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust were paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001, except for certain marketing and other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses to include custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor. Directors' fees of $1,125 per calendar quarter in 2002 and 2001 were also paid by the Trust. In 2001, these, as well as various other Trust expenses were funded by a charge of ..09% of average daily net asset value for each fund.

Effective September 1, 1998, Staar Investment Trust shareholders approved a 12B-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12 B-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12B-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12B-1 fees.

Effective August 2, 2001, Staar Investment Trust shareholders approved a new 12 B-1 arrangement which provides for accrual of fees based upon a daily percentage (.000411% for bond funds and .000548% for stock funds) of the total fund net asset values. The broker/dealer fees discussed above were paid out of such fee accruals. The balance of the fees was used for marketing and other costs associated with the sale and distribution of shares. Effective January 1, 2002, Staar Investment Trust changed the 12B-1 daily accrual rate to .000685% for all funds. For the year ended December 31, 2002 $35,477 was accrued for such fees.

         Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2002 as follows:


                     IBF        LTBF         LCSF         SCSF         INTF          ACF
                 ------------------------------------------------------------------------------
                                                    SHARES

J. Weisbrod
including
immediate family
& retirement
accounts:           1,989.363    876.999     1,832.681    1,918.626   1,978.626      1,959.669

Other Trustees
of  Staar
Investment Trust    2,360.209  2,075.937     5,535.819    5,123.644   4,563.448      2,869.575

Employees of
investment
advisor
including
retirement
accounts:                                       41.247    1,217.210      41.602         39.706
                 ------------------------------------------------------------------------------
Number of Shares    4,349.572  2,952.936     7,409.747    8,259.480   6,583.676      4,868.950
                 ------------------------------------------------------------------------------
Value:                 47,805     32,544        70,332       85,019      48,730         44,626
                 ==============================================================================

                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS

                EXHIBIT
                 NUMBER           DESCRIPTION OF EXHIBIT
                 ------           ----------------------

                   X(a)    Declaration of Trust of the Registrant

                   X(b)    By-laws of the Registrant

                    (c)    Not Applicable

                   X(d)    Investment Advisory Agreement between
                           Registrant and Staar Financial Advisors,
                           Inc. (the "Advisor")

                    (e)    Not Applicable

                    (f)    Not Applicable

                  XX(g)    Custodian Agreement between Registrant and
                           StarBank.

                   X(h)    Form of Transfer Agency and Shareholder
                           Services Agreement among Registrant and the Advisor (see (d) above)

                   X(h)    Consent to Use of Name contained in (d) above

                  99(i)    Opinion of Counsel and Consent of Counsel

                  99(j)    Consent of Independent Accountants

                    (k)    Not Applicable

                    (l)    Not Applicable

                 XXX(m)    Rule 12b-1 Plan

                XXXX(n)    Financial Data Schedule

                    (o)    Not Applicable

                    (p)    Board of Trustees Code of Ethics

        X - Filed with Initial N-1A and incorporated herein by reference.

          XX - Filed with Pre-effective Amendment # 1 to Form N-1A and incorporated herein by reference.

         XXX - Filed with Proxy Statement in Post Definitive 14A filing

                           XXXX - Filed with Form NSAR

Item 24 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

Item 25 - INDEMNIFICATION

      Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant.

      Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 26 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      Staar Financial Advisors, Inc. (the "Adviser"), is a registered investment adviser providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

      Set forth below is a list of the Officers and Directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

            NAME/BUSINESS     POSITION WITH ADVISOR          OTHER
            -------------     ---------------------          -----
          J. Andre Weisbrod   President, Director   Registered Representative
                                                    Olde Economie Financial
                                                    Consultants, Ltd

          Charles Sweeney     Secretary & Director  Marketing Consultant
                                                    Graphic
                                                    Arts Technology Council;
                                                    Before 1992 Graphic Arts
                                                    Sales
                                                    Eastman Kodak Company

          James A. Gordon     Director              Retired


Item 27 - PRINCIPAL UNDERWRITER

      Inapplicable.

Item 28 - LOCATION OF ACCOUNTS AND RECORDS

      The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at FirstStar Bank, 425 Walnut St., M/L 6118, P.O. Box 1118, Cincinnati, OH, 45201-1118, and, as to the transfer and dividend disbursing agent functions, c/o of the Advisor at 604 McKnight Park Drive, Pittsburgh, PA, 15237.

Item 29 - MANAGEMENT SERVICES

      Inapplicable

Item 30 - UNDERTAKINGS

      Inapplicable

                                     NOTICE

      "The Intermediate Bond Fund (IBF)," "The Long-Term Bond Fund (LTBF)," The Larger Company Stock Fund (LCSF)," "The Smaller Company Stock Fund
      (SCSF)," "The International Fund (INTF)," and "The Alternative Categories Fund (AltCat)" are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

      SIGNATURES


      Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 28th day of February, 2003.

                                                The Staar Investment Trust

                                                Registrant

                                                By: /s/ J. Andre Weisbrod
                                                ----------------------------
                                                J. Andre Weisbrod, Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                                     /s/ Jeffrey A. Dewhirst
                                ------------------------------
                                     Jeffrey A. Dewhirst
                                     Trustee                   February 28, 2003
                                     (Signature)               (date)


                                     /s/ Thomas J. Smith
                                ------------------------------
                                     Thomas J. Smith
                                     Trustee                   February 28, 2003
                                     (Signature)               (date)


                                     /s/ Richard Levkoy
                                ------------------------------
                                     Richard levkoy
                                     Trustee                   February 28, 2003
                                     (Signature)               (date)


                                     /s/ John H. Weisbrod
                                ------------------------------
                                     John H. Weisbrod
                                     Trustee                   February 28, 2003
                                     (Signature)               (date)


                                     /s/ J. Andre Weisbrod
                                ------------------------------
                                     J. Andre Weisbrod
                                     Trustee                   February 28, 2003
                                     (Signature)               (date)